SEC File Nos. 2-10607
811-572

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No.  110
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No.  30

 AMERICAN MUTUAL FUND, INC.
(Exact Name of Registrant as specified in charter)
333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)
Registrant's telephone number, including area code:
(213) 486-9200

Julie F. Williams
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)


Copies to:
ERIC A.S. RICHARDS, ESQ.
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, California  90071
(Counsel for the Registrant)

Approximate date of proposed public offering:
It is proposed that this filing become effective on February 15, 2002, pursuant to paragraph (b) of rule 485.


[logo - American Funds(sm)]

The right choice for the long term(sm)

AMERICAN MUTUAL FUND(R)

PROSPECTUS
February 15, 2002

Table of Contents

1   Risk/Return Summary
5   Fees and Expenses of the Fund
7   Investment Objectives, Strategies and Risks
10  Management and Organization
12  Shareholder Information
13  Choosing a Share Class
15  Purchase and Exchange of Shares
17  Sales Charges
19  Sales Charge Reductions and Waivers
20  Plans of Distribution
21  How to Sell Shares
22  Distributions and Taxes
23  Financial Highlights

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[This page is intentionally left blank.]




                                              American Mutual Fund / Prospectus

Risk/Return Summary

The fund seeks to provide you with current income, growth of capital and conservation of principal. The fund invests primarily in common stocks of larger, more established companies that have long records of increasing earnings and dividends.

The fund is designed for investors seeking both income and capital appreciation, as well as conservation of principal. In pursuing its objectives, the fund seeks to develop a portfolio that is more resilient to market declines. The fund's equity investments are limited to securities included on its eligible list, which consists of securities that are deemed suitable by the fund's board of directors in light of the fund's investment objectives and policies.


Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its investments may fluctuate in response to events specifically involving the companies in which the fund invests, as well as economic, political or social events in the U.S. or abroad.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                              American Mutual Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.

[bar chart]
CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if one were included, results would be lower.)
1992   7.83%
1993  14.28
1994   0.33
1995  31.38
1996  16.22
1997  26.39
1998  14.76
1999  -0.12
2000   9.12
2001   6.67
[end bar chart]


Highest/lowest quarterly results during this time period were:

HIGHEST                    12.44%  (quarter ended December 31, 1998)
LOWEST                     -7.60%  (quarter ended September 30, 1999)

American Mutual Fund / Prospectus

Unlike the bar chart on the previous page, the Investment Results Table on the following page reflects, as required by Securities and Exchange Commission rules, the fund's results with the maximum initial or deferred sales charge imposed. Class A share results reflect the maximum initial sales charge of 5.75%. Class A sales charges are reduced for purchases of $25,000 or more.

Class B share results reflect the applicable contingent deferred sales charge. These charges begin to decline after 12 months and are eliminated after six years.

Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividend and capital gain distributions.

The fund's results are shown on a pre-tax and after-tax basis, as required by Securities and Exchange Commission rules. Total returns shown "after taxes on distributions" reflect the effect of taxable distributions (for example, dividend or capital gain distributions) by the fund. Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your fund shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the fund and any taxable gain or loss realized upon the sale of the shares.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

YOUR ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND LIKELY WILL DIFFER FROM THE RESULTS SHOWN ON THE FOLLOWING PAGE. IN ADDITION, AFTER-TAX RETURNS ARE NOT RELEVANT IF YOU HOLD YOUR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS A 401(K) PLAN, INDIVIDUAL RETIREMENT ACCOUNT OR COLLEGEAMERICA ACCOUNT.

Since the fund's Class C and F shares were first available on March 15, 2001 and the fund's Class 529 shares were first available on February 15, 2002, comparable results for these classes are not available for the 2001 calendar year.

                                              American Mutual Fund / Prospectus

 INVESTMENT RESULTS TABLE (WITH SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
-------------------------------------------------------------------------------
 CLASS A - BEGAN 2/21/50
 Before Taxes                         0.52%      9.71%     11.62%      12.80%
 After Taxes on Distributions        -1.18%      6.59%      8.51%        N/A
 After Taxes on Distributions and     0.77%      7.05%      8.46%        N/A
 Sale of Fund Shares
-------------------------------------------------------------------------------
 CLASS B - BEGAN 3/15/00
 Before Taxes                         0.83%       N/A        N/A       10.93%
-------------------------------------------------------------------------------
 INDEXES/1/
 S&P 500/2/                         -11.83%     10.69%     12.91%      12.52%
                                    -------------------------------------------
 Lipper Multi-Cap Value Index/3/      1.30%      9.73%     12.31%        N/A
-------------------------------------------------------------------------------
 Class A 30-day yield at December 31, 2001:  1.66%
 (For current yield information, please call American FundsLine at
 1-800-325-3590.)


1 Lifetime results are as of the date Class A shares first became available.
2 The Standard & Poor's 500 Composite Index is a market capitalization-weighted measurement of changes in stock market conditions based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Lipper Multi-Cap Value Index is an equally weighted index of 30 funds which invest in a variety of market capitalization ranges. These funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price-to-current earnings or other factors. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions and brokerage commissions paid for by the funds for portfolio transactions, but do not reflect sales charges or taxes. This index was not in existence as of the date the fund's Class A shares began operations; therefore, lifetime results are not available.

American Mutual Fund / Prospectus

Fees and Expenses of the Fund

 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                        CLASS A/1/  CLASS B/1/  CLASS C/1/  CLASS E/1/   CLASS F/1/
------------------------------------------------------------------------------------
 Maximum sales charge
 imposed on purchases
 (as a percentage of     5.75 %/2/    none        none         none         none
 offering price)
------------------------------------------------------------------------------------
 Maximum sales charge
 imposed on reinvested   none         none        none         none         none
 dividends
------------------------------------------------------------------------------------
 Maximum deferred        none/3/      5.00%/4/    1.00%/5/     none         none
 sales charge
------------------------------------------------------------------------------------
 Redemption or
 exchange fees           none         none        none         none         none


1 Includes versions of these classes offered through CollegeAmerica, a 529 college savings plan sponsored by the Virginia College Savings Plan, an agency of the Commonwealth of Virginia. Class E shares are only available through CollegeAmerica to employer-sponsored plans.
2 Sales charges are reduced or eliminated for purchases of $25,000 or more.
3 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.
4 Deferred sales charge is reduced after 12 months and eliminated after six years.
5 Deferred sales charge is eliminated after 12 months.


 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                         CLASS A   CLASS B   CLASS C/1/  CLASS F/1/
-------------------------------------------------------------------------------
 Management Fees           0.29%     0.29%      0.29%       0.29%
-------------------------------------------------------------------------------
 Distribution and/or       0.22%     1.00%      1.00%       0.25%
Service (12b-1) Fees/2/
-------------------------------------------------------------------------------
 Other Expenses            0.08%     0.09%      0.19%       0.22%
-------------------------------------------------------------------------------
 Total Annual Fund
Operating Expenses         0.59%     1.38%      1.48%       0.76%
                          CLASS     CLASS      CLASS       CLASS       CLASS
                            529-A/3/  529-B/3/   529-C/3/    529-E/3/    529-F/3/
-------------------------------------------------------------------------------
 Management Fees           0.29%     0.29%      0.29%       0.29%       0.29%
-------------------------------------------------------------------------------
 Distribution and/or       0.21%     1.00%      1.00%       0.50%       0.25%
Service (12b-1) Fees/4/
-------------------------------------------------------------------------------
 Other Expenses/5/         0.27%     0.27%      0.27%       0.27%       0.27%
-------------------------------------------------------------------------------
 Total Annual Fund
Operating Expenses         0.77%     1.56%      1.56%       1.06%       0.81%


1 Annualized.
2 Class A and F 12b-1 fees may not exceed 0.25% and 0.50%, respectively, of the class' average net assets annually.
3 Based on estimated amounts for the current fiscal year.
4 Class 529-A and 529-F 12b-1 fees may not exceed 0.50% of each class' average net assets annually. Class 529-E 12b-1 fees may not exceed 0.75% of the class' average net assets annually.
5 Includes 0.10% paid to the Virginia College Savings Plan for administrative services it provides in overseeing CollegeAmerica.

                                              American Mutual Fund / Prospectus

EXAMPLE

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividend and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown on the previous page. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                              ONE   THREE   FIVE     TEN
                                              YEAR  YEARS  YEARS    YEARS
---------------------------------------------------------------------------
 Class A/1/                                   $632  $753   $  885   $1,270
---------------------------------------------------------------------------
 Class B - assuming redemption/2/             $640  $837   $  955   $1,441
---------------------------------------------------------------------------
 Class B - assuming no redemption             $140  $437   $  755   $1,441
---------------------------------------------------------------------------
 Class C - assuming redemption/3/             $251  $468   $  808   $1,768
---------------------------------------------------------------------------
 Class C - assuming no redemption             $151  $468   $  808   $1,768
---------------------------------------------------------------------------
 Class F - excludes intermediary fees/4/      $ 78  $243   $  422   $  942
---------------------------------------------------------------------------
 Class 529-A/1/                               $649  $807   $  978   $1,474
---------------------------------------------------------------------------
 Class 529-B - assuming redemption/2/         $659  $893   $1,050   $1,644
---------------------------------------------------------------------------
 Class 529-B - assuming no redemption         $159  $493   $  850   $1,644
---------------------------------------------------------------------------
 Class 529-C - assuming redemption/3/         $259  $493   $  850   $1,856
---------------------------------------------------------------------------
 Class 529-C - assuming no redemption         $159  $493   $  850   $1,856
---------------------------------------------------------------------------
 Class 529-E                                  $108  $337   $  585   $1,294
---------------------------------------------------------------------------
 Class 529-F - excludes intermediary fees/4/  $ 83  $259   $  450   $1,002


1 Reflects the maximum initial sales charge in the first year.
2 Reflects applicable contingent deferred sales charges through year six and Class A or 529-A expenses for years nine and ten because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
3 Reflects contingent deferred sales charge during the first year.
4 Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from 0.50% to 3.00% of assets annually depending on services offered.

American Mutual Fund / Prospectus

Investment Objectives, Strategies and Risks

The fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal. The fund invests primarily in common stocks of companies that are likely to participate in the growth of the American economy and whose dividends are well protected. In addition, the fund may invest in global companies that are part of the Standard & Poor's 500 Composite Index.

The fund's equity investments are limited to securities included on its eligible list, which is approved by the fund's board of directors. The list consists of securities deemed suitable in light of the fund's investment objectives and policies generally described above. Securities are added to, or deleted from, the eligible list by the fund's board of directors after reviewing and acting upon the recommendations of the fund's investment adviser. The fund may also invest in debt securities.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including: those directly involving the companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; global political, social or economic instability; and currency and interest rate fluctuations.

The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's growth objective in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of a general market downturn and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek reasonably priced securities that represent above average long-term investment opportunities. This is accomplished not only through fundamental analysis, but also by meeting with company executives and employees, suppliers, customers and competitors in order to gain in-depth knowledge of a company's true value. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

                                              American Mutual Fund / Prospectus

 INVESTMENT RESULTS TABLE (WITHOUT SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
-------------------------------------------------------------------------------
 CLASS A - BEGAN 2/21/50
 Before Taxes                         6.67%     11.02%     12.28%      12.93%
 After Taxes on Distributions         4.87%      7.86%      9.15%        N/A
 After Taxes on Distributions and     4.55%      8.15%      9.05%        N/A
 Sale of Fund Shares
------------------------------------
 CLASS B - BEGAN 3/15/00
 Before Taxes                         5.83%       N/A        N/A       12.96%
-------------------------------------------------------------------------------
 INDEXES/1/
 S&P 500/2/                         -11.83%     10.69%     12.91%      12.52%
 Lipper Multi-Cap Value Index/3/      1.30%      9.73%     12.31%        N/A
-------------------------------------------------------------------------------
 Class A distribution rate/ /at December 31, 2001/4/: 2.91%
 (For current distribution rate information, please call American FundsLine at 1-800-325-3590.)


1 Lifetime results are as of the date Class A shares first became available.
2 The Standard & Poor's 500 Composite Index is a market capitalization-weighted measurement of changes in stock market conditions based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Lipper Multi-Cap Value Index is an equally weighted index of 30 funds which invest in a variety of market capitalization ranges. These funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price-to-current earnings or other factors. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions and brokerage commissions paid for by the funds for portfolio transactions, but do not reflect sales charges or taxes. This index was not in existence as of the date the fund's Class A shares began operations; therefore, lifetime results are not available.
4 The distribution rate is based on actual distributions paid to shareholders over a 12-month interval. Capital gain distributions are added back to the net asset value to determine the rate.

American Mutual Fund / Prospectus

 [pie chart]
HOLDINGS BY INDUSTRY AS OF OCTOBER 31, 2001
Oil & Gas 7.76%
Electric Utilities 7.60%
Banks 6.86%
Diversified Telecommunication Services 5.58%
Pharmaceuticals 5.12%
Other Industries 43.89%
Bonds, Notes, Cash & Equivalents 23.19%
[end chart]

 LARGEST EQUITY HOLDINGS AS OF OCTOBER 31, 2001
                                                  PERCENT OF NET ASSETS
 Bank of America                                          2.36%
------------------------------------------------------------------------
 ChevronTexaco                                            2.03
------------------------------------------------------------------------
 Royal Dutch Petroleum                                    1.67
------------------------------------------------------------------------
 Xcel Energy                                              1.60
------------------------------------------------------------------------
 IBM                                                      1.48
------------------------------------------------------------------------
 Allstate                                                 1.43
------------------------------------------------------------------------
 Norfolk Southern                                         1.43
------------------------------------------------------------------------
 J.P. Morgan Chase                                        1.35
------------------------------------------------------------------------
 Honeywell International                                  1.32
------------------------------------------------------------------------
 BANK ONE                                                 1.31



Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at www.americanfunds.com.

                                              American Mutual Fund / Prospectus

Management and Organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier in the Annual Fund Operating Expenses Table.

American Mutual Fund / Prospectus

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for American Mutual Fund are:


 PORTFOLIO COUNSELOR/ FUND      PORTFOLIO COUNSELOR       PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)       EXPERIENCE IN THIS FUND      (OR AFFILIATE) AND INVESTMENT EXPERIENCE
-----------------------------------------------------------------------------------------------------------
 JAMES K. DUNTON                      32 years            Senior Vice President and Director, Capital
 Chairman of the Board and                                Research and Management Company
 Principal Executive
 Officer                                                  Investment professional for 40 years, all with
                                                          Capital Research and Management Company or
                                                          affiliate
-----------------------------------------------------------------------------------------------------------
 ROBERT G. O'DONNELL                  14 years            Senior Vice President and Director, Capital
 President and Director         (plus 11 years prior      Research and Management Company
                              experience as a research
                             professional for the fund)   Investment professional for 30 years in total;27
                                                          years with Capital Research and Management
                                                          Company or affiliate
-----------------------------------------------------------------------------------------------------------
 ALAN N. BERRO                        2 years             Senior Vice President, Capital Research Company
 Vice President                 (plus 8 years prior
                              experience as a research    Investment professional for 16 years in total;11
                             professional for the fund)   years with Capital Research and Management
                                                          Company or affiliate

-----------------------------------------------------------------------------------------------------------
 J. DALE HARVEY                       2 years             Vice President, Capital Research and Management
 Vice President                 (plus 7 years prior       Company
                              experience as a research
                             professional for the fund)   Investment professional for 13 years in total;11
                                                          years with Capital Research and Management
                                                          Company or affiliate
-----------------------------------------------------------------------------------------------------------
 R. MICHAEL SHANAHAN                  16 years            Chairman of the Board and Principal Executive
                                (plus 7 years prior       Officer, Capital Research and Management Company
                              experience as a research
                             professional for the fund)   Investment professional for 37 years, all with
                                                          Capital Research and Management Company or
                                                          affiliate

-----------------------------------------------------------------------------------------------------------

                                              American Mutual Fund / Prospectus

Shareholder Information

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-Free from anywhere in the U.S. (8 a.m. to 8 p.m. ET): 800/421-0180 Access the American Funds website : www.americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773
Fax: 714/671-7080




A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS TITLED "WELCOME TO THE FAMILY." 529 CLASS SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO THEIR COLLEGEAMERICA ACCOUNT(S). These documents are available by writing or calling American Funds Service Company.

American Mutual Fund / Prospectus

Choosing a Share Class

The fund offers different classes of shares through this prospectus. Class A, B, C and F shares may be purchased through various investment programs or accounts, including many types of retirement plans. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Investors residing in any state may purchase Class 529-A, 529-B, 529-C, 529-E and 529-F shares through an account established with CollegeAmerica. The 529-A, 529-B, 529-C and 529-F share classes are structured similarly to the corresponding Class A, B, C and F shares. For example, the same initial sales charges apply to Class 529-A shares as they do to Class A shares. Class 529-E shares are only available to investors participating in CollegeAmerica through an eligible employer plan.

Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. WHEN YOU PURCHASE SHARES OF THE FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES OR, IN THE CASE OF A COLLEGEAMERICA INVESTMENT, CLASS 529-A SHARES.

Factors you should consider in choosing a class of shares include:

 . how long you expect to own the shares;

 . how much you intend to invest;

 . total expenses associated with owning shares of each class;

 . whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver);

 . whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-B or 529-C shares to cover higher education expenses);

 . Class B and C shares are generally not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans;

 . Class F and 529-F shares are generally only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES.

                                              American Mutual Fund / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES
 CLASS A SHARES
 Initial sales charge    up to 5.75% (reduced or eliminated for purchases of
                         $25,000 or more)
 Contingent deferred     none (except on certain redemptions on purchases of $1
 sales charge            million or more made without an initial sales charge)
 12b-1 fees              up to 0.25% annually (529-A may not exceed 0.50%
                         annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses
 Purchase maximum        none
 Conversion              none
 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00% and declines until it reaches 0% after
 sales charge            six years
 12b-1 fees              1.00% annually
 Dividends               generally lower than A and F shares due to higher
                         distribution fees and other expenses, but higher than
                         C shares due to lower other expenses
 Purchase maximum        $100,000
 Conversion              automatic conversion to A or 529-A shares after eight
                         years, reducing future annual expenses
 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after being
 sales charge            purchased
 12b-1 fees              1.00% annually
 Dividends               generally lower than other classes due to higher
                         distribution fees and other expenses
 Purchase maximum        $500,000
 Conversion              automatic conversion to F shares after 10 years,
                         reducing future annual expenses (529-C shares will not
                         convert to 529-F shares)
 CLASS F SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently 0.25% annually (may not exceed 0.50%
                         annually)
 Dividends               generally higher than B and C shares due to lower
                         distribution fees, but lower than A shares due to
                         higher other expenses
 Purchase maximum        none
 Conversion              none
 CLASS 529-E SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently 0.50% annually (may not exceed 0.75%
                         annually)
 Dividends               generally higher than 529-B and 529-C shares due to
                         lower distribution fees, but lower than 529-A and
                         529-F shares due to higher distribution fees
 Purchase maximum        none
 Conversion              none

American Mutual Fund / Prospectus

Purchase and Exchange of Shares

PURCHASE OF CLASS A, B AND C SHARES

You may generally open an account and purchase Class A, B and C shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. These firms and advisers typically charge ongoing fees for services they provide.

PURCHASE OF CLASS 529 SHARES

Class 529 shares may be purchased only through a CollegeAmerica account. You may open a CollegeAmerica account and purchase 529 shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell a CollegeAmerica account. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

Class 529-E shares may only be purchased by employees participating in CollegeAmerica through an eligible employer plan.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other funds in The American Funds Group without a sales charge. Class A, C or F shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C OR F SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF UNIFORM GIFTS TO MINORS ACT OR UNIFORM TRANSFER TO MINORS ACT CUSTODIAL ACCOUNTS, MAY RESULT IN SIGNIFICANT LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN THE COLLEGEAMERICA PROGRAM DESCRIPTION. PLEASE CONSULT YOUR FINANCIAL ADVISER PRIOR TO MAKING SUCH AN EXCHANGE.

Exchanges of shares from the money market funds in The American Funds Group initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

                                              American Mutual Fund / Prospectus

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by Telephone, Fax or the Internet" for information regarding electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND AND AMERICAN FUNDS DISTRIBUTORS HAVE DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.


 PURCHASE MINIMUMS AND MAXIMUMS

 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
-------------------------------------------------------------------------
 To establish an account (including retirement plan accounts)   $    250
    For a retirement plan account through payroll deduction     $     25
    or employer-sponsored CollegeAmerica account
 To add to an account                                           $     50
    For a retirement plan account through payroll deduction     $     25
    or employer-sponsored CollegeAmerica account
-------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES                            $100,000
-------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                            $500,000



VALUING SHARES

The fund's net asset value is the value of a single share. The fund calculates its net asset value, each day the New York Stock Exchange is open, as of 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

American Mutual Fund / Prospectus

Sales Charges

CLASS A

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be paid directly from your investment and, as a result, will reduce the amount of your investment.


                                       SALES CHARGE AS A
                                         PERCENTAGE OF
                                                                DEALER
                                                   NET        COMMISSION
                                       OFFERING   AMOUNT       AS % OF
 INVESTMENT                             PRICE    INVESTED   OFFERING PRICE
---------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%         5.00%
---------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00%     5.26%         4.25%
---------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50%     4.71%         3.75%
---------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50%     3.63%         2.75%
---------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50%     2.56%         2.00%
---------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00%     2.04%         1.60%
---------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50%     1.52%         1.20%
---------------------------------------------------------------------------
 $1 million or more and certain other   none      none          none
  investments described below
---------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

INVESTMENTS OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through retirement plans, endowments or foundations with $50 million or more in assets, and investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

                                              American Mutual Fund / Prospectus

CLASS B AND C SHARES

Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase. For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

CLASS B SHARES SOLD WITHIN YEAR   1    2    3    4    5     6
----------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE  5%   4%   4%   3%   2%    1%


Shares acquired through reinvestment of dividend or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of Distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above, but you might face certain tax consequences as a result.

CLASS F AND 529-E SHARES

Class F and Class 529-E shares are sold without any initial or contingent deferred sales charge.

American Mutual Fund / Prospectus

Sales Charge Reductions and Waivers

You must let your investment dealer or American Funds Service Company know at the time you purchase shares if you qualify for a reduction in your Class A initial sales charge or waiver of your Class B or C contingent deferred sales charge.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

 .trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the primary beneficiary of the trust;

 .solely controlled business accounts;

 .single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in any class of shares of the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charges by establishing a Statement of Intention. A Statement of Intention allows you to combine all non-money market fund purchases of all share classes you intend to make over a 13-month period, as well as individual American Legacy variable annuity and life insurance policies, to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be

                                              American Mutual Fund / Prospectus
 held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

 . when receiving payments through systematic withdrawal plans (up to 12% of the value of each fund account);

 . when receiving required minimum distributions from retirement accounts upon reaching age 70 1/2;

 . for redemptions due to death or post-purchase disability of the shareholder (this generally excludes trusts); or

 . for redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship (only applies to 529 share classes).

Plans of Distribution

The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.25% for Class A shares, up to 0.50% for Class 529-A shares, 1.00% for Class B, 529-B, C and 529-C shares, up to 0.75% for Class 529-E shares, and up to 0.50% for Class F and 529-F shares. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses Table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

American Mutual Fund / Prospectus

How to Sell Shares

Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

 -- over $75,000;

 -- made payable to someone other than the registered shareholder(s); or

 -- sent to an address other than the address of record, or an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American FundsLine(R) and American FundsLine OnLine(R)) are limited to $75,000 per American Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

                                              American Mutual Fund / Prospectus

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in March, June, September and December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividend and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.
 Dividend and capital gain distributions by 529 share classes will be automatically reinvested.

TAXES ON DISTRIBUTIONS

Distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF 529 SHARES SHOULD REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING THE TAX CONSEQUENCES OF SELLING 529 SHARES.

American Mutual Fund / Prospectus

Financial Highlights

The financial highlights table is intended to help you understand the fund's results for the past five years and is currently only shown for Class A, B, C and F shares. A similar table will be shown for the 529 share classes beginning with the fund's 2002 fiscal year end. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.


                                                 CLASS A
                                          YEAR ENDED OCTOBER 31
                               2001      2000       1999      1998      1997
                             --------------------------------------------------
 NET ASSET VALUE, BEGINNING  $24.36    $30.09     $ 31.18   $ 30.14    $26.54
OF YEAR
-------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income          .65/1/   .80/1/       .82       .84       .83
 Net gains (losses) on
securities                      .19/1/   (.74 )/1/   1.78      3.48      5.19
 (both realized and
unrealized)
-------------------------------------------------------------------------------
 Total from investment          .84       .06        2.60      4.32      6.02
operations
-------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends (from net           (.72 )    (.74 )      (.76)     (.80)     (.81)
investment income)
 Distributions (from          (1.26 )   (5.05 )     (2.93)    (2.48)    (1.61)
capital gains)
-------------------------------------------------------------------------------
 Total distributions          (1.98 )   (5.79 )     (3.69)    (3.28)    (2.42)
-------------------------------------------------------------------------------
 NET ASSET VALUE, END OF     $23.22    $24.36     $ 30.09   $ 31.18    $30.14
YEAR
-------------------------------------------------------------------------------
 TOTAL RETURN/2/               3.71 %    1.20 %      9.01%    15.15%    24.19%
-------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year     $8,399    $8,343     $10,421   $10,215    $9,362
(in millions)
-------------------------------------------------------------------------------
 Ratio of expenses to           .59 %     .59 %       .57%      .56%      .58%
average net assets
-------------------------------------------------------------------------------
 Ratio of net income to        2.68 %    3.29 %      2.67%     2.75%     2.95%
average net assets




1 Based on average shares outstanding.
2 Total returns exclude all sales charges, including contingent deferred sales charges.

                                              American Mutual Fund / Prospectus

                                   CLASS B             CLASS C       CLASS F
                              Year
                              ended     March 15 to  March 15 to   March 15 to
                           October 31,  October 31,  October 31,   October 31,
                               2001       2000/1/      2001/1/       2001/1/
 NET ASSET VALUE,            $24.30      $21.78       $23.48        $23.54
BEGINNING OF PERIOD
-------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income/2/       .44         .37          .24           .34
 Net gains (losses) on
securities                      .21        2.46         (.35)         (.35)
 (both realized and
unrealized)/2/
-------------------------------------------------------------------------------
 Total from investment          .65        2.83         (.11)         (.01)
operations
-------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends (from net           (.56)       (.31)        (.25)         (.33)
investment income)
 Distributions (from          (1.26)          -            -             -
capital gains)
-------------------------------------------------------------------------------
 Total distributions          (1.82)       (.31)        (.25)         (.33)
-------------------------------------------------------------------------------
 NET ASSET VALUE, END OF     $23.13      $24.30       $23.12        $23.20
PERIOD
-------------------------------------------------------------------------------
 TOTAL RETURN/3/               2.89%      13.07%        (.48)%        (.05)%
-------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL
DATA:
 Net assets, end of          $   59      $   10       $   28        $   12
period (in millions)
-------------------------------------------------------------------------------
 Ratio of expenses to          1.38%       1.38%/4/     1.48%/4/       .76%/4/
average net assets
-------------------------------------------------------------------------------
 Ratio of net income to        1.80%       2.33%/4/     1.64%/4/      2.30%/4/
average net assets




1 Based on operations for the period shown and, accordingly, not representative of a full year (unless otherwise noted).
2 Based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.
4 Annualized.

                                               YEAR ENDED OCTOBER 31
                                        2001    2000    1999    1998     1997
 Portfolio turnover rate for all       45.01%  29.35%  41.53%  28.97%   19.16%
classes of shares

American Mutual Fund / Prospectus

NOTES

                                              American Mutual Fund / Prospectus

NOTES


                                       26

American Mutual Fund / Prospectus

NOTES


                                       27

                                              American Mutual Fund / Prospectus

 [logo - AMERICAN FUNDS(sm)]


                                          The right choice for the long term/SM/


         FOR SHAREHOLDER SERVICES            American Funds Service Company
                                             800/421-0180
         FOR RETIREMENT PLAN SERVICES        Call your employer or plan
                                             administrator
         FOR DEALER SERVICES                 American Funds Distributors
                                             800 /421-9900, ext. 11
         FOR COLLEGEAMERICA                  American Funds Service Company
                                             800 /421-0180, ext. 529
                                             American FundsLine(R)
         FOR 24-HOUR INFORMATION             800/325-3590
                                             American FundsLine OnLine(R)
                                             www.americanfunds.com
         Telephone conversations may be recorded or monitored for
         verification, recordkeeping and quality assurance
         purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS The shareholder reports contain additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

COLLEGEAMERICA PROGRAM DESCRIPTION The Program Description contains additional information about the policies and services related to CollegeAmerica accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the SAI, Codes of Ethics or CollegeAmerica Program Description, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.

[RECYCLED LOGO]





Printed on recycled paper                    Investment Company File No. 811-572
AMF-010-0202/B
--------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
 Capital International    Capital Guardian     Capital Research and Management
Capital Bank and Trust     American Funds



THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ JULIE F. WILLIAMS
    JULIE F. WILLIAMS
    SECRETARY


[logo - American Funds(sm)]

The right choice for the long term(sm)

AMERICAN MUTUAL FUND(R)

PROSPECTUS
February 15, 2002

Table of Contents

1   Risk/Return Summary
5   Fees and Expenses of the Fund
7   Investment Objectives, Strategies and Risks
10  Management and Organization
12  Shareholder Information
13  Choosing a Share Class
15  Purchase and Exchange of Shares
17  Sales Charges
19  Sales Charge Reductions and Waivers
20  Plans of Distribution
21  How to Sell Shares
22  Distributions and Taxes
23  Financial Highlights

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[This page is intentionally left blank.]




                                              American Mutual Fund / Prospectus

Risk/Return Summary

The fund seeks to provide you with current income, growth of capital and conservation of principal. The fund invests primarily in common stocks of larger, more established companies that have long records of increasing earnings and dividends.

The fund is designed for investors seeking both income and capital appreciation, as well as conservation of principal. In pursuing its objectives, the fund seeks to develop a portfolio that is more resilient to market declines. The fund's equity investments are limited to securities included on its eligible list, which consists of securities that are deemed suitable by the fund's board of directors in light of the fund's investment objectives and policies.


Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its investments may fluctuate in response to events specifically involving the companies in which the fund invests, as well as economic, political or social events in the U.S. or abroad.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                              American Mutual Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.

[bar chart]
CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if one were included, results would be lower.)
1992   7.83%
1993  14.28
1994   0.33
1995  31.38
1996  16.22
1997  26.39
1998  14.76
1999  -0.12
2000   9.12
2001   6.67
[end bar chart]


Highest/lowest quarterly results during this time period were:

HIGHEST                    12.44%  (quarter ended December 31, 1998)
LOWEST                     -7.60%  (quarter ended September 30, 1999)

American Mutual Fund / Prospectus

Unlike the bar chart on the previous page, the Investment Results Table on the following page reflects, as required by Securities and Exchange Commission rules, the fund's results with the maximum initial or deferred sales charge imposed. Class A share results reflect the maximum initial sales charge of 5.75%. Class A sales charges are reduced for purchases of $25,000 or more.

Class B share results reflect the applicable contingent deferred sales charge. These charges begin to decline after 12 months and are eliminated after six years.

Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividend and capital gain distributions.

The fund's results are shown on a pre-tax and after-tax basis, as required by Securities and Exchange Commission rules. Total returns shown "after taxes on distributions" reflect the effect of taxable distributions (for example, dividend or capital gain distributions) by the fund. Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your fund shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the fund and any taxable gain or loss realized upon the sale of the shares.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

YOUR ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND LIKELY WILL DIFFER FROM THE RESULTS SHOWN ON THE FOLLOWING PAGE. IN ADDITION, AFTER-TAX RETURNS ARE NOT RELEVANT IF YOU HOLD YOUR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS A 401(K) PLAN, INDIVIDUAL RETIREMENT ACCOUNT OR COLLEGEAMERICA ACCOUNT.

Since the fund's Class C and F shares were first available on March 15, 2001 and the fund's Class 529 shares were first available on February 15, 2002, comparable results for these classes are not available for the 2001 calendar year.

                                              American Mutual Fund / Prospectus

 INVESTMENT RESULTS TABLE (WITH SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
-------------------------------------------------------------------------------
 CLASS A - BEGAN 2/21/50
 Before Taxes                         0.52%      9.71%     11.62%      12.80%
 After Taxes on Distributions        -1.18%      6.59%      8.51%        N/A
 After Taxes on Distributions and     0.77%      7.05%      8.46%        N/A
 Sale of Fund Shares
-------------------------------------------------------------------------------
 CLASS B - BEGAN 3/15/00
 Before Taxes                         0.83%       N/A        N/A       10.93%
-------------------------------------------------------------------------------
 INDEXES/1/
 S&P 500/2/                         -11.83%     10.69%     12.91%      12.52%
                                    -------------------------------------------
 Lipper Multi-Cap Value Index/3/      1.30%      9.73%     12.31%        N/A
-------------------------------------------------------------------------------
 Class A 30-day yield at December 31, 2001:  1.66%
 (For current yield information, please call American FundsLine at
 1-800-325-3590.)


1 Lifetime results are as of the date Class A shares first became available.
2 The Standard & Poor's 500 Composite Index is a market capitalization-weighted measurement of changes in stock market conditions based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Lipper Multi-Cap Value Index is an equally weighted index of 30 funds which invest in a variety of market capitalization ranges. These funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price-to-current earnings or other factors. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions and brokerage commissions paid for by the funds for portfolio transactions, but do not reflect sales charges or taxes. This index was not in existence as of the date the fund's Class A shares began operations; therefore, lifetime results are not available.

American Mutual Fund / Prospectus

Fees and Expenses of the Fund

 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                        CLASS A/1/  CLASS B/1/  CLASS C/1/  CLASS E/1/   CLASS F/1/
------------------------------------------------------------------------------------
 Maximum sales charge
 imposed on purchases
 (as a percentage of     5.75 %/2/    none        none         none         none
 offering price)
------------------------------------------------------------------------------------
 Maximum sales charge
 imposed on reinvested   none         none        none         none         none
 dividends
------------------------------------------------------------------------------------
 Maximum deferred        none/3/      5.00%/4/    1.00%/5/     none         none
 sales charge
------------------------------------------------------------------------------------
 Redemption or
 exchange fees           none         none        none         none         none


1 Includes versions of these classes offered through CollegeAmerica, a 529 college savings plan sponsored by the Virginia College Savings Plan, an agency of the Commonwealth of Virginia. Class E shares are only available through CollegeAmerica to employer-sponsored plans.
2 Sales charges are reduced or eliminated for purchases of $25,000 or more.
3 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.
4 Deferred sales charge is reduced after 12 months and eliminated after six years.
5 Deferred sales charge is eliminated after 12 months.


 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                         CLASS A   CLASS B   CLASS C/1/  CLASS F/1/
-------------------------------------------------------------------------------
 Management Fees           0.29%     0.29%      0.29%       0.29%
-------------------------------------------------------------------------------
 Distribution and/or       0.22%     1.00%      1.00%       0.25%
Service (12b-1) Fees/2/
-------------------------------------------------------------------------------
 Other Expenses            0.08%     0.09%      0.19%       0.22%
-------------------------------------------------------------------------------
 Total Annual Fund
Operating Expenses         0.59%     1.38%      1.48%       0.76%
                          CLASS     CLASS      CLASS       CLASS       CLASS
                            529-A/3/  529-B/3/   529-C/3/    529-E/3/    529-F/3/
-------------------------------------------------------------------------------
 Management Fees           0.29%     0.29%      0.29%       0.29%       0.29%
-------------------------------------------------------------------------------
 Distribution and/or       0.21%     1.00%      1.00%       0.50%       0.25%
Service (12b-1) Fees/4/
-------------------------------------------------------------------------------
 Other Expenses/5/         0.27%     0.27%      0.27%       0.27%       0.27%
-------------------------------------------------------------------------------
 Total Annual Fund
Operating Expenses         0.77%     1.56%      1.56%       1.06%       0.81%


1 Annualized.
2 Class A and F 12b-1 fees may not exceed 0.25% and 0.50%, respectively, of the class' average net assets annually.
3 Based on estimated amounts for the current fiscal year.
4 Class 529-A and 529-F 12b-1 fees may not exceed 0.50% of each class' average net assets annually. Class 529-E 12b-1 fees may not exceed 0.75% of the class' average net assets annually.
5 Includes 0.10% paid to the Virginia College Savings Plan for administrative services it provides in overseeing CollegeAmerica.

                                              American Mutual Fund / Prospectus

EXAMPLE

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividend and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown on the previous page. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                              ONE   THREE   FIVE     TEN
                                              YEAR  YEARS  YEARS    YEARS
---------------------------------------------------------------------------
 Class A/1/                                   $632  $753   $  885   $1,270
---------------------------------------------------------------------------
 Class B - assuming redemption/2/             $640  $837   $  955   $1,441
---------------------------------------------------------------------------
 Class B - assuming no redemption             $140  $437   $  755   $1,441
---------------------------------------------------------------------------
 Class C - assuming redemption/3/             $251  $468   $  808   $1,768
---------------------------------------------------------------------------
 Class C - assuming no redemption             $151  $468   $  808   $1,768
---------------------------------------------------------------------------
 Class F - excludes intermediary fees/4/      $ 78  $243   $  422   $  942
---------------------------------------------------------------------------
 Class 529-A/1/                               $649  $807   $  978   $1,474
---------------------------------------------------------------------------
 Class 529-B - assuming redemption/2/         $659  $893   $1,050   $1,644
---------------------------------------------------------------------------
 Class 529-B - assuming no redemption         $159  $493   $  850   $1,644
---------------------------------------------------------------------------
 Class 529-C - assuming redemption/3/         $259  $493   $  850   $1,856
---------------------------------------------------------------------------
 Class 529-C - assuming no redemption         $159  $493   $  850   $1,856
---------------------------------------------------------------------------
 Class 529-E                                  $108  $337   $  585   $1,294
---------------------------------------------------------------------------
 Class 529-F - excludes intermediary fees/4/  $ 83  $259   $  450   $1,002


1 Reflects the maximum initial sales charge in the first year.
2 Reflects applicable contingent deferred sales charges through year six and Class A or 529-A expenses for years nine and ten because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
3 Reflects contingent deferred sales charge during the first year.
4 Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from 0.50% to 3.00% of assets annually depending on services offered.

American Mutual Fund / Prospectus

Investment Objectives, Strategies and Risks

The fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal. The fund invests primarily in common stocks of companies that are likely to participate in the growth of the American economy and whose dividends are well protected. In addition, the fund may invest in global companies that are part of the Standard & Poor's 500 Composite Index.

The fund's equity investments are limited to securities included on its eligible list, which is approved by the fund's board of directors. The list consists of securities deemed suitable in light of the fund's investment objectives and policies generally described above. Securities are added to, or deleted from, the eligible list by the fund's board of directors after reviewing and acting upon the recommendations of the fund's investment adviser. The fund may also invest in debt securities.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including: those directly involving the companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; global political, social or economic instability; and currency and interest rate fluctuations.

The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's growth objective in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of a general market downturn and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek reasonably priced securities that represent above average long-term investment opportunities. This is accomplished not only through fundamental analysis, but also by meeting with company executives and employees, suppliers, customers and competitors in order to gain in-depth knowledge of a company's true value. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

                                              American Mutual Fund / Prospectus

 INVESTMENT RESULTS TABLE (WITHOUT SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
-------------------------------------------------------------------------------
 CLASS A - BEGAN 2/21/50
 Before Taxes                         6.67%     11.02%     12.28%      12.93%
 After Taxes on Distributions         4.87%      7.86%      9.15%        N/A
 After Taxes on Distributions and     4.55%      8.15%      9.05%        N/A
 Sale of Fund Shares
------------------------------------
 CLASS B - BEGAN 3/15/00
 Before Taxes                         5.83%       N/A        N/A       12.96%
-------------------------------------------------------------------------------
 INDEXES/1/
 S&P 500/2/                         -11.83%     10.69%     12.91%      12.52%
 Lipper Multi-Cap Value Index/3/      1.30%      9.73%     12.31%        N/A
-------------------------------------------------------------------------------
 Class A distribution rate/ /at December 31, 2001/4/: 2.91%
 (For current distribution rate information, please call American FundsLine at 1-800-325-3590.)


1 Lifetime results are as of the date Class A shares first became available.
2 The Standard & Poor's 500 Composite Index is a market capitalization-weighted measurement of changes in stock market conditions based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Lipper Multi-Cap Value Index is an equally weighted index of 30 funds which invest in a variety of market capitalization ranges. These funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price-to-current earnings or other factors. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions and brokerage commissions paid for by the funds for portfolio transactions, but do not reflect sales charges or taxes. This index was not in existence as of the date the fund's Class A shares began operations; therefore, lifetime results are not available.
4 The distribution rate is based on actual distributions paid to shareholders over a 12-month interval. Capital gain distributions are added back to the net asset value to determine the rate.

American Mutual Fund / Prospectus

 [pie chart]
HOLDINGS BY INDUSTRY AS OF OCTOBER 31, 2001
Oil & Gas 7.76%
Electric Utilities 7.60%
Banks 6.86%
Diversified Telecommunication Services 5.58%
Pharmaceuticals 5.12%
Other Industries 43.89%
Bonds, Notes, Cash & Equivalents 23.19%
[end chart]

 LARGEST EQUITY HOLDINGS AS OF OCTOBER 31, 2001
                                                  PERCENT OF NET ASSETS
 Bank of America                                          2.36%
------------------------------------------------------------------------
 ChevronTexaco                                            2.03
------------------------------------------------------------------------
 Royal Dutch Petroleum                                    1.67
------------------------------------------------------------------------
 Xcel Energy                                              1.60
------------------------------------------------------------------------
 IBM                                                      1.48
------------------------------------------------------------------------
 Allstate                                                 1.43
------------------------------------------------------------------------
 Norfolk Southern                                         1.43
------------------------------------------------------------------------
 J.P. Morgan Chase                                        1.35
------------------------------------------------------------------------
 Honeywell International                                  1.32
------------------------------------------------------------------------
 BANK ONE                                                 1.31



Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at www.americanfunds.com.

                                              American Mutual Fund / Prospectus

Management and Organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier in the Annual Fund Operating Expenses Table.

American Mutual Fund / Prospectus

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for American Mutual Fund are:


 PORTFOLIO COUNSELOR/ FUND      PORTFOLIO COUNSELOR       PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)       EXPERIENCE IN THIS FUND      (OR AFFILIATE) AND INVESTMENT EXPERIENCE
-----------------------------------------------------------------------------------------------------------
 JAMES K. DUNTON                      32 years            Senior Vice President and Director, Capital
 Chairman of the Board and                                Research and Management Company
 Principal Executive
 Officer                                                  Investment professional for 40 years, all with
                                                          Capital Research and Management Company or
                                                          affiliate
-----------------------------------------------------------------------------------------------------------
 ROBERT G. O'DONNELL                  14 years            Senior Vice President and Director, Capital
 President and Director         (plus 11 years prior      Research and Management Company
                              experience as a research
                             professional for the fund)   Investment professional for 30 years in total;27
                                                          years with Capital Research and Management
                                                          Company or affiliate
-----------------------------------------------------------------------------------------------------------
 ALAN N. BERRO                        2 years             Senior Vice President, Capital Research Company
 Vice President                 (plus 8 years prior
                              experience as a research    Investment professional for 16 years in total;11
                             professional for the fund)   years with Capital Research and Management
                                                          Company or affiliate

-----------------------------------------------------------------------------------------------------------
 J. DALE HARVEY                       2 years             Vice President, Capital Research and Management
 Vice President                 (plus 7 years prior       Company
                              experience as a research
                             professional for the fund)   Investment professional for 13 years in total;11
                                                          years with Capital Research and Management
                                                          Company or affiliate
-----------------------------------------------------------------------------------------------------------
 R. MICHAEL SHANAHAN                  16 years            Chairman of the Board and Principal Executive
                                (plus 7 years prior       Officer, Capital Research and Management Company
                              experience as a research
                             professional for the fund)   Investment professional for 37 years, all with
                                                          Capital Research and Management Company or
                                                          affiliate

-----------------------------------------------------------------------------------------------------------

                                              American Mutual Fund / Prospectus

Shareholder Information

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-Free from anywhere in the U.S. (8 a.m. to 8 p.m. ET): 800/421-0180 Access the American Funds website : www.americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773
Fax: 714/671-7080




A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS TITLED "WELCOME TO THE FAMILY." 529 CLASS SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO THEIR COLLEGEAMERICA ACCOUNT(S). These documents are available by writing or calling American Funds Service Company.

American Mutual Fund / Prospectus

Choosing a Share Class

The fund offers different classes of shares through this prospectus. Class A, B, C and F shares may be purchased through various investment programs or accounts, including many types of retirement plans. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Investors residing in any state may purchase Class 529-A, 529-B, 529-C, 529-E and 529-F shares through an account established with CollegeAmerica. The 529-A, 529-B, 529-C and 529-F share classes are structured similarly to the corresponding Class A, B, C and F shares. For example, the same initial sales charges apply to Class 529-A shares as they do to Class A shares. Class 529-E shares are only available to investors participating in CollegeAmerica through an eligible employer plan.

Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. WHEN YOU PURCHASE SHARES OF THE FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES OR, IN THE CASE OF A COLLEGEAMERICA INVESTMENT, CLASS 529-A SHARES.

Factors you should consider in choosing a class of shares include:

 . how long you expect to own the shares;

 . how much you intend to invest;

 . total expenses associated with owning shares of each class;

 . whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver);

 . whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-B or 529-C shares to cover higher education expenses);

 . Class B and C shares are generally not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans;

 . Class F and 529-F shares are generally only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES.

                                              American Mutual Fund / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES
 CLASS A SHARES
 Initial sales charge    up to 5.75% (reduced or eliminated for purchases of
                         $25,000 or more)
 Contingent deferred     none (except on certain redemptions on purchases of $1
 sales charge            million or more made without an initial sales charge)
 12b-1 fees              up to 0.25% annually (529-A may not exceed 0.50%
                         annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses
 Purchase maximum        none
 Conversion              none
 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00% and declines until it reaches 0% after
 sales charge            six years
 12b-1 fees              1.00% annually
 Dividends               generally lower than A and F shares due to higher
                         distribution fees and other expenses, but higher than
                         C shares due to lower other expenses
 Purchase maximum        $100,000
 Conversion              automatic conversion to A or 529-A shares after eight
                         years, reducing future annual expenses
 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after being
 sales charge            purchased
 12b-1 fees              1.00% annually
 Dividends               generally lower than other classes due to higher
                         distribution fees and other expenses
 Purchase maximum        $500,000
 Conversion              automatic conversion to F shares after 10 years,
                         reducing future annual expenses (529-C shares will not
                         convert to 529-F shares)
 CLASS F SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently 0.25% annually (may not exceed 0.50%
                         annually)
 Dividends               generally higher than B and C shares due to lower
                         distribution fees, but lower than A shares due to
                         higher other expenses
 Purchase maximum        none
 Conversion              none
 CLASS 529-E SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently 0.50% annually (may not exceed 0.75%
                         annually)
 Dividends               generally higher than 529-B and 529-C shares due to
                         lower distribution fees, but lower than 529-A and
                         529-F shares due to higher distribution fees
 Purchase maximum        none
 Conversion              none

American Mutual Fund / Prospectus

Purchase and Exchange of Shares

PURCHASE OF CLASS A, B AND C SHARES

You may generally open an account and purchase Class A, B and C shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. These firms and advisers typically charge ongoing fees for services they provide.

PURCHASE OF CLASS 529 SHARES

Class 529 shares may be purchased only through a CollegeAmerica account. You may open a CollegeAmerica account and purchase 529 shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell a CollegeAmerica account. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

Class 529-E shares may only be purchased by employees participating in CollegeAmerica through an eligible employer plan.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other funds in The American Funds Group without a sales charge. Class A, C or F shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C OR F SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF UNIFORM GIFTS TO MINORS ACT OR UNIFORM TRANSFER TO MINORS ACT CUSTODIAL ACCOUNTS, MAY RESULT IN SIGNIFICANT LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN THE COLLEGEAMERICA PROGRAM DESCRIPTION. PLEASE CONSULT YOUR FINANCIAL ADVISER PRIOR TO MAKING SUCH AN EXCHANGE.

Exchanges of shares from the money market funds in The American Funds Group initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

                                              American Mutual Fund / Prospectus

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by Telephone, Fax or the Internet" for information regarding electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND AND AMERICAN FUNDS DISTRIBUTORS HAVE DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

PURCHASE MINIMUMS AND MAXIMUMS

 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
-------------------------------------------------------------------------
 To establish an account (including retirement plan accounts)   $    250
    For a retirement plan account through payroll deduction     $     25
    or employer-sponsored CollegeAmerica account
 To add to an account                                           $     50
    For a retirement plan account through payroll deduction     $     25
    or employer-sponsored CollegeAmerica account
-------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES                            $100,000
-------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                            $500,000



VALUING SHARES

The fund's net asset value is the value of a single share. The fund calculates its net asset value, each day the New York Stock Exchange is open, as of 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

American Mutual Fund / Prospectus

Sales Charges

CLASS A

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be paid directly from your investment and, as a result, will reduce the amount of your investment.


                                       SALES CHARGE AS A
                                         PERCENTAGE OF
                                                                DEALER
                                                   NET        COMMISSION
                                       OFFERING   AMOUNT       AS % OF
 INVESTMENT                             PRICE    INVESTED   OFFERING PRICE
---------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%         5.00%
---------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00%     5.26%         4.25%
---------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50%     4.71%         3.75%
---------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50%     3.63%         2.75%
---------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50%     2.56%         2.00%
---------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00%     2.04%         1.60%
---------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50%     1.52%         1.20%
---------------------------------------------------------------------------
 $1 million or more and certain other   none      none          none
  investments described below
---------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

INVESTMENTS OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through retirement plans, endowments or foundations with $50 million or more in assets, and investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

                                              American Mutual Fund / Prospectus

CLASS B AND C SHARES

Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase. For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

CLASS B SHARES SOLD WITHIN YEAR   1    2    3    4    5     6
----------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE  5%   4%   4%   3%   2%    1%


Shares acquired through reinvestment of dividend or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of Distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above, but you might face certain tax consequences as a result.

CLASS F AND 529-E SHARES

Class F and Class 529-E shares are sold without any initial or contingent deferred sales charge.

American Mutual Fund / Prospectus

Sales Charge Reductions and Waivers

You must let your investment dealer or American Funds Service Company know at the time you purchase shares if you qualify for a reduction in your Class A initial sales charge or waiver of your Class B or C contingent deferred sales charge.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

 .trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the primary beneficiary of the trust;

 .solely controlled business accounts;

 .single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in any class of shares of the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charges by establishing a Statement of Intention. A Statement of Intention allows you to combine all non-money market fund purchases of all share classes you intend to make over a 13-month period, as well as individual American Legacy variable annuity and life insurance policies, to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be

                                              American Mutual Fund / Prospectus
 held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

 . when receiving payments through systematic withdrawal plans (up to 12% of the value of each fund account);

 . when receiving required minimum distributions from retirement accounts upon reaching age 70 1/2;

 . for redemptions due to death or post-purchase disability of the shareholder (this generally excludes trusts); or

 . for redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship (only applies to 529 share classes).

Plans of Distribution

The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.25% for Class A shares, up to 0.50% for Class 529-A shares, 1.00% for Class B, 529-B, C and 529-C shares, up to 0.75% for Class 529-E shares, and up to 0.50% for Class F and 529-F shares. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses Table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

American Mutual Fund / Prospectus

How to Sell Shares

Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

 -- over $75,000;

 -- made payable to someone other than the registered shareholder(s); or

 -- sent to an address other than the address of record, or an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American FundsLine(R) and American FundsLine OnLine(R)) are limited to $75,000 per American Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

                                              American Mutual Fund / Prospectus

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in March, June, September and December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividend and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.
 Dividend and capital gain distributions by 529 share classes will be automatically reinvested.

TAXES ON DISTRIBUTIONS

Distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF 529 SHARES SHOULD REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING THE TAX CONSEQUENCES OF SELLING 529 SHARES.

American Mutual Fund / Prospectus

Financial Highlights

The financial highlights table is intended to help you understand the fund's results for the past five years and is currently only shown for Class A, B, C and F shares. A similar table will be shown for the 529 share classes beginning with the fund's 2002 fiscal year end. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.


                                                 CLASS A
                                          YEAR ENDED OCTOBER 31
                               2001      2000       1999      1998      1997
                             --------------------------------------------------
 NET ASSET VALUE, BEGINNING  $24.36    $30.09     $ 31.18   $ 30.14    $26.54
OF YEAR
-------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income          .65/1/   .80/1/       .82       .84       .83
 Net gains (losses) on
securities                      .19/1/   (.74 )/1/   1.78      3.48      5.19
 (both realized and
unrealized)
-------------------------------------------------------------------------------
 Total from investment          .84       .06        2.60      4.32      6.02
operations
-------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends (from net           (.72 )    (.74 )      (.76)     (.80)     (.81)
investment income)
 Distributions (from          (1.26 )   (5.05 )     (2.93)    (2.48)    (1.61)
capital gains)
-------------------------------------------------------------------------------
 Total distributions          (1.98 )   (5.79 )     (3.69)    (3.28)    (2.42)
-------------------------------------------------------------------------------
 NET ASSET VALUE, END OF     $23.22    $24.36     $ 30.09   $ 31.18    $30.14
YEAR
-------------------------------------------------------------------------------
 TOTAL RETURN/2/               3.71 %    1.20 %      9.01%    15.15%    24.19%
-------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year     $8,399    $8,343     $10,421   $10,215    $9,362
(in millions)
-------------------------------------------------------------------------------
 Ratio of expenses to           .59 %     .59 %       .57%      .56%      .58%
average net assets
-------------------------------------------------------------------------------
 Ratio of net income to        2.68 %    3.29 %      2.67%     2.75%     2.95%
average net assets




1 Based on average shares outstanding.
2 Total returns exclude all sales charges, including contingent deferred sales charges.

                                              American Mutual Fund / Prospectus

                                   CLASS B             CLASS C       CLASS F
                              Year
                              ended     March 15 to  March 15 to   March 15 to
                           October 31,  October 31,  October 31,   October 31,
                               2001       2000/1/      2001/1/       2001/1/
 NET ASSET VALUE,            $24.30      $21.78       $23.48        $23.54
BEGINNING OF PERIOD
-------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income/2/       .44         .37          .24           .34
 Net gains (losses) on
securities                      .21        2.46         (.35)         (.35)
 (both realized and
unrealized)/2/
-------------------------------------------------------------------------------
 Total from investment          .65        2.83         (.11)         (.01)
operations
-------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends (from net           (.56)       (.31)        (.25)         (.33)
investment income)
 Distributions (from          (1.26)          -            -             -
capital gains)
-------------------------------------------------------------------------------
 Total distributions          (1.82)       (.31)        (.25)         (.33)
-------------------------------------------------------------------------------
 NET ASSET VALUE, END OF     $23.13      $24.30       $23.12        $23.20
PERIOD
-------------------------------------------------------------------------------
 TOTAL RETURN/3/               2.89%      13.07%        (.48)%        (.05)%
-------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL
DATA:
 Net assets, end of          $   59      $   10       $   28        $   12
period (in millions)
-------------------------------------------------------------------------------
 Ratio of expenses to          1.38%       1.38%/4/     1.48%/4/       .76%/4/
average net assets
-------------------------------------------------------------------------------
 Ratio of net income to        1.80%       2.33%/4/     1.64%/4/      2.30%/4/
average net assets




1 Based on operations for the period shown and, accordingly, not representative of a full year (unless otherwise noted).
2 Based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.
4 Annualized.

                                               YEAR ENDED OCTOBER 31
                                        2001    2000    1999    1998     1997
 Portfolio turnover rate for all       45.01%  29.35%  41.53%  28.97%   19.16%
classes of shares

American Mutual Fund / Prospectus

NOTES

                                              American Mutual Fund / Prospectus

NOTES


                                       26

American Mutual Fund / Prospectus

NOTES


                                       27

                                              American Mutual Fund / Prospectus

[logo - AMERICAN FUNDS(sm)]



                                          The right choice for the long term/SM/


         FOR SHAREHOLDER SERVICES            American Funds Service Company
                                             800/421-0180
         FOR RETIREMENT PLAN SERVICES        Call your employer or plan
                                             administrator
         FOR DEALER SERVICES                 American Funds Distributors
                                             800 /421-9900, ext. 11
         FOR COLLEGEAMERICA                  American Funds Service Company
                                             800 /421-0180, ext. 529
                                             American FundsLine(R)
         FOR 24-HOUR INFORMATION             800/325-3590
                                             American FundsLine OnLine(R)
                                             www.americanfunds.com
         Telephone conversations may be recorded or monitored for
         verification, recordkeeping and quality assurance
         purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS The shareholder reports contain additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

COLLEGEAMERICA PROGRAM DESCRIPTION The Program Description contains additional information about the policies and services related to CollegeAmerica accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the SAI, Codes of Ethics or CollegeAmerica Program Description, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.

[RECYCLED LOGO]





Printed on recycled paper                    Investment Company File No. 811-572
AMF-010-0202/B
--------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
 Capital International    Capital Guardian     Capital Research and Management
Capital Bank and Trust     American Funds

                           AMERICAN MUTUAL FUND, INC.

                                     Part B
                      Statement of Additional Information

                               February 15, 2002


This document is not a prospectus but should be read in conjunction with the current prospectus of American Mutual Fund (the "fund" or "AMF") dated February 15, 2002. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                           American Mutual Fund, Inc.
                              Attention: Secretary
                             333 South Hope Street
                          Los Angeles, California 90071
                                 (213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employer for details.


                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        4
Management of the Fund  . . . . . . . . . . . . . . . . . . . . . .        6
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       18
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       23
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       27
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       30
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       34
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       34
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       36
Shareholder Account Services and Privileges . . . . . . . . . . . .       38
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       41
General Information . . . . . . . . . . . . . . . . . . . . . . . .       41
Class A Share Investment Results and Related Statistics . . . . . .       43
Financial Statements




                         American Mutual Fund - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


GENERAL GUIDELINE
 .    The fund's equity investments are limited to securities included on its eligible list, which consists of securities deemed suitable by the fund's board of directors in light of the fund's investment objectives and policies.

EQUITY SECURITIES
 .    The fund will invest principally in equity-type securities such as common stocks and securities that are convertible into common stock.

DEBT SECURITIES
 .    The fund's investments in straight debt securities (i.e., not convertible into equity) will be rated A or better by Moody's Investors Services, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality.

NON-U.S. SECURITIES
 .    The fund may invest in securities of issuers domiciled outside the U.S.
     that are part of the Standard & Poor's 500 Stock Composite Index.

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objectives, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions.


DEBT SECURITIES - Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality, and maturity. In general, their prices decline when interest rates rise and increase when interest rates fall.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stock automatically convert into common stock. The prices and yields of non-convertible preferred stock generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


                         American Mutual Fund - Page 2

Convertible bonds, convertible preferred stock, and other securities may sometimes be converted into common stock or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying equity, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


REAL ESTATE INVESTMENT TRUSTS - The fund may invest in securities issued by real estate investment trusts (REITs), which are pooled investment vehicles that primarily invest in real estate or real estate related loans. REITs are not taxed on income distributed to shareholders provided they meet requirements imposed by the Internal Revenue Code. The risks associated with REIT debt investments are similar to the risks of investing in corporate-issued debt. In addition, the return on REITs is dependent on such factors as the skill of management and the real estate environment in general. Debt that is issued by REITs is typically rated by the credit rating agencies as investment grade or above.


U.S. TREASURY AND AGENCY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. agency securities include those issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Tennessee Valley Authority, and Federal Farm Credit Bank System.


CASH AND CASH EQUIVALENTS - These securities include: (i) commercial paper (e.g., short-term notes up to 9 months in maturity issued by corporations, governmental bodies or bank/ corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


4(2) COMMERCIAL PAPER - The fund may purchase commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 ("the 1933 Act"). 4(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of 4(2) commercial paper is limited to the institutional investor marketplace. Such a restriction on resale makes 4(2) commercial paper technically a restricted security under the 1933 Act. In practice, however, 4(2) commercial paper can be resold as easily as any other


                         American Mutual Fund - Page 3
unrestricted security held by the fund. Accordingly, 4(2) commercial paper has been determined to be liquid under procedures adopted by the fund's board of directors.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940 ("1940 Act") as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


These restrictions provide that the fund shall make no investment:


1.   Which involves promotion or business management by the fund;

2. In any security about which information is not available with respect to the history, management, assets, earnings, and income of the issuer;

3. If the investment would cause more than 5% of the value of the assets of the fund, as they exist at the time of investment, to be invested in the securities of any one issuer;

4. If the investment would cause more than 20% of the value of the assets of the fund to be invested in securities of companies in any one industry;

5. If the investment would cause the fund to own more than 10% of any class of securities of any one issuer or more than 10% of the outstanding voting securities of any one issuer;

6. In any security which has not been placed on the fund's "Eligible List" (See Prospectus).

The foregoing restrictions do not apply to the purchase of securities issued or fully guaranteed by the U.S. government. Such restrictions also do not apply to the acquisition of securities or property in satisfaction of claims or as distributions on securities owned, or to the exercise of rights distributed on securities owned; but if any securities or property so acquired would not be permitted as an investment under the foregoing restrictions, they must be converted into a permissible investment as soon as reasonably practicable.


The fund is not permitted to:


 7.  Invest in real estate;

 8.  Make any investment which would subject it to unlimited liability;

 9.  Buy securities on margin;

10.  Sell securities short; nor


                         American Mutual Fund - Page 4

11.  Borrow money.

The fund does not concentrate investments in one industry or group of industries, invest in commodities, or make loans except in the very occasional instance where interest returns on a loan are particularly favorable, the loan is secured by at least 150% of marketable securities, the total loans outstanding would not exceed 20% of the current market value of the assets of the fund, and total loans to any one borrower would not exceed 5% of the value of such assets. No loans have ever been made to any person under the foregoing authority. Loans may not be made to persons affiliated with the fund. The fund does not invest to control other companies. While the fundamental policies of the fund permit it to act as underwriter of securities issued by others, it is not the practice of the fund to do so. The fundamental policies set forth in this paragraph also may not be changed without shareholder approval.


Further investment policies of the fund, which may be changed by action of the Board of Directors, without shareholder approval, include the following: the fund will not purchase or retain the securities of any issuer if those officers and directors of the fund or the Investment Adviser who own beneficially more than 1/2 of 1% of such issuer together own more than 5% of the securities of such issuer; the fund will not invest in the securities of other investment companies (except in connection with the administration of a deferred compensation plan adopted by Directors and to the extent such investments are allowed by an exemptive order granted by the Securities and Exchange Commission); the fund will not invest in securities of companies which, with their predecessors, have a record of less than three years' continuous operations; the fund will not ordinarily purchase securities which are non-income-producing at the time of purchase; the fund will not invest in puts, calls, straddles, spreads or any combination thereof; the fund will not purchase partnership interests in oil, gas, or mineral exploration, drilling or mining ventures; nor will the fund invest more than 5% of the value of the fund's net assets in warrants, valued at the lower of cost or market, with no more than 2% being unlisted on the New York or American Stock Exchanges (warrants acquired by the fund in units or attached to securities may be deemed to be without value); nor invest more than 15% of the value of its total assets in securities which are not readily marketable (including repurchase agreements maturing in more than seven days or securities for which there is no active and substantial market).


                         American Mutual Fund - Page 5

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS

                                                                                              NUMBER OF BOARDS
                         POSITION   YEAR FIRST ELECTED                                         WITHIN THE FUND
                         WITH THE       A DIRECTOR        PRINCIPAL OCCUPATION(S) DURING     COMPLEX/2/ ON WHICH
     NAME AND AGE          FUND       OF THE FUND/1/               PAST 5 YEARS                DIRECTOR SERVES
------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
 H. Frederick            Director          1972          Private Investor; former                    19
 Christie                                                President and Chief Executive
 Age: 68                                                 Officer, The Mission Group
                                                         (non-utility holding company
                                                         subsidiary of Southern California
                                                         Edison Company)
------------------------------------------------------------------------------------------------------------------
 Mary Anne Dolan         Director          1993          Founder and President, M.A.D.,               3
 Age: 54                                                 Inc. (communications company);
                                                         Former Editor-in-Chief Los
                                                                                ---
                                                         Angeles Herald Examiner
                                                         -----------------------
------------------------------------------------------------------------------------------------------------------
 Martin Fenton, Jr.      Director          1981          Managing Director, Senior                   16
 Age: 66                                                 Resource Group LLC (development
                                                         and management of senior living
                                                         communities)
------------------------------------------------------------------------------------------------------------------
 Mary Myers Kauppila     Director          1991          Private Investor; Chairman and               5
 Age: 47                                                 CEO, Ladera Management Company
                                                         (venture capital and
                                                         agriculture); former owner and
                                                         President, Energy Investment,
                                                         Inc.
------------------------------------------------------------------------------------------------------------------
 Bailey Morris-Eck       Director          1999          Senior Associate, Reuters                    3
 Age 57                                                  Foundation; Senior Fellow,
                                                         Institute for International
                                                         Economics; Consultant, The
                                                                                ---
                                                         Independent of London
                                                         ---------------------
------------------------------------------------------------------------------------------------------------------
 Kirk P. Pendleton       Director          1998          Chairman/Chief Executive Officer,            7
 Age: 62                                                 Cairnwood, Inc. (venture capital
                                                         investment)
------------------------------------------------------------------------------------------------------------------
 Olin C. Robison         Director          1991          President of the Salzburg                    3
 Age:  65                                                Seminar; President Emeritus,
                                                         Middlebury College
------------------------------------------------------------------------------------------------------------------
 Steven B. Sample        Director          1999          President, University of Southern            2
 Age: 61                                                 California
------------------------------------------------------------------------------------------------------------------


                         OTHER DIRECTORSHIPS/3/ HELD
     NAME AND AGE                BY DIRECTOR
-----------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-----------------------------------------------------
 H. Frederick            Ducommun Incorporated;IHOP
 Christie                Corporation;Southwest Water
 Age: 68                 Company
-----------------------------------------------------
 Mary Anne Dolan         None
 Age: 54
-----------------------------------------------------
 Martin Fenton, Jr.      None
 Age: 66
-----------------------------------------------------
 Mary Myers Kauppila     None
 Age: 47
-----------------------------------------------------
 Bailey Morris-Eck       None
 Age 57
-----------------------------------------------------
 Kirk P. Pendleton       York Group, Inc.
 Age: 62
-----------------------------------------------------
 Olin C. Robison         None
 Age:  65
-----------------------------------------------------
 Steven B. Sample        UNOVA, Inc.;William Wrigley
 Age: 61                 Jr. Company

-----------------------------------------------------




                         American Mutual Fund - Page 6

                                                            PRINCIPAL OCCUPATION(S) DURING
                                                                   PAST 5 YEARS AND
                                       YEAR FIRST ELECTED           POSITIONS HELD            NUMBER OF BOARDS
                         POSITION          A DIRECTOR          WITH AFFILIATED ENTITIES        WITHIN THE FUND
                         WITH THE        AND/OR OFFICER      OR THE PRINCIPAL UNDERWRITER    COMPLEX/2/ ON WHICH
    NAME AND AGE           FUND         OF THE FUND /1/              OF THE FUND               DIRECTOR SERVES
------------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/4,5/
------------------------------------------------------------------------------------------------------------------------------------
 James K. Dunton       Chairman of            1984          Senior Vice President and                 1
 Age: 64               the Board                            Director, Capital Research and
                                                            Management Company
------------------------------------------------------------------------------------------------------------------
 Robert G.             President and          1987          Senior Vice President and                 2
 O'Donnell             Director                             Director, Capital Research and
 Age: 57                                                    Management Company
------------------------------------------------------------------------------------------------------------------




                       OTHER DIRECTORSHIPS/3/ HELD
    NAME AND AGE         BY DIRECTOR OR OFFICER
---------------------------------------------------
 "INTERESTED" DIRECTORS/4,5/
---------------------------------------------------
 James K. Dunton       None
 Age: 64
---------------------------------------------------
 Robert G.             None
 O'Donnell
 Age: 57
---------------------------------------------------




                         American Mutual Fund - Page 7

                                               YEAR FIRST ELECTED          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
                             POSITION              AN OFFICER                 POSITIONS HELD WITH AFFILIATED ENTITIES OR
    NAME AND AGE           WITH THE FUND         OF THE FUND/1/                 THE PRINCIPAL UNDERWRITER OF THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
-----------------------------------------------------------------------------------------------------------------------------------
 Timothy D. Armour     Senior Vice President          1994          Chairman and Principal Executive Officer, Capital Research
 Age: 41                                                            Company
-----------------------------------------------------------------------------------------------------------------------------------
 Joanna F. Jonsson     Senior Vice President          1997          Executive Vice President and Director, Capital Research
 Age: 38                                                            Company*; Director, Capital International Research, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Alan N. Berro            Vice President              2000          Senior Vice President, Capital Research Company
 Age: 41
-----------------------------------------------------------------------------------------------------------------------------------
 J. Dale Harvey           Vice President              2000          Vice President, Capital Research and Management Company
 Age: 36
-----------------------------------------------------------------------------------------------------------------------------------
 Stuart R. Strachan       Vice President              2000          Vice President and Senior Counsel - Fund Business Management
 Age: 45                                                            Group, Capital Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Julie F. Williams           Secretary                1984          Vice President - Fund Business Management Group, Capital
 Age: 53                                                            Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Sheryl F. Johnson           Treasurer                1998          Vice President - Fund Business Management Group, Capital
 Age: 33                                                            Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Robert P. Simmer       Assistant Treasurer           1998          Vice President - Fund Business Management Group, Capital
 Age: 40                                                            Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------



* Company affiliated with Capital Research and Management Company.
1 Directors and officers of the fund serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 This includes all directorships (other than those in the American Funds Group) that are held by each director as a director of a public company or a registered investment company.
4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or its affiliated entities (including the fund's principal underwriter).
5 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET
- 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.


                         American Mutual Fund - Page 8

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2001

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       WITHIN AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 H. Frederick Christie         Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Mary Anne Dolan               Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Martin Fenton               $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 Mary Myers Kauppila           Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Bailey Morris-Eck           $10,001 - $50,000          $50,001 - $100,000
-------------------------------------------------------------------------------
 Kirk P. Pendleton           $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 Olin C. Robison               Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Steven B. Sample            $10,001 - $50,000           $10,001  -$50,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/2/
-------------------------------------------------------------------------------
 James K. Dunton               Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Robert G. O'Donnell         $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges:  None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" directors include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or its affiliated entities (including the fund's principal underwriter).

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED OCTOBER 31, 2001

No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the Investment Adviser or its affiliates. The fund pays annual fees of $16,000 to Directors who are not affiliated with the Investment Adviser, plus $1,000 for each Board of Directors meeting attended, and $500 for each meeting attended as a member of a committee of the Board of Directors.


No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the Investment Adviser.


                         American Mutual Fund - Page 9

                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND             COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------
 H. Frederick                   $22,000/3/                        $201,620/3/
 Christie
------------------------------------------------------------------------------------------
 Mary Anne Dolan                $21,500                           $ 99,500
------------------------------------------------------------------------------------------
 Martin Fenton, Jr.             $22,000/3/                        $183,620/3/
------------------------------------------------------------------------------------------
 Mary Myers Kauppila            $22,500/3/                        $104,000/3/
------------------------------------------------------------------------------------------
 Bailey Morris-Eck              $21,500/3/                        $ 97,500/3/
------------------------------------------------------------------------------------------
 Kirk P. Pendleton              $22,000/3/                        $138,000/3/
------------------------------------------------------------------------------------------
 Olin C. Robison                $22,500/3/                        $107,000/3/
------------------------------------------------------------------------------------------
 Steven B. Sample               $21,000                           $ 37,500
------------------------------------------------------------------------------------------



1 Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Directors.
2 Capital Research and Management Company manages the American Funds consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2001 fiscal year for participating Directors is as follows: Frederick Christie ($168,537), Martin Fenton, Jr. ($88,534), Mary Myers Kauppila ($282,084),
  Bailey Morris-Eck ($38,556), Kirk P. Pendleton ($83,079) and Olin C. Robison ($37,283). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.

As of January 15, 2002, the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF DIRECTORS

The fund, an open-end, diversified management investment company, was organized as a Delaware corporation on September 6, 1949 and reincorporated in Maryland on December 20, 1983.


All fund operations are supervised by the fund's Board of Directors, which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has several different classes of shares, including classes A, B, C, F, 529-A, 529-B, 529-C, 529-E and 529-F. The 529 share classes are available only through CollegeAmerica to investors establishing qualified higher education savings accounts. The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to


                         American Mutual Fund - Page 10
voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note, CollegeAmerica account owners are technically not shareholders of the fund and accordingly, do not have the rights of a shareholder, including the right to vote any proxies relating to fund shares.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.


REMOVAL OF DIRECTORS BY SHAREHOLDERS - At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast, remove any Director from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed Directors. The fund has agreed, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of Directors, as though the fund were a common-law trust. Accordingly, the Directors of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any Directors when requested in writing to do so by the record holders of at least 10% of the outstanding shares.


COMMITTEES OF THE BOARD OF DIRECTORS

The fund has an Audit Committee comprised of Martin Fenton, Mary Myers Kauppila, Bailey Morris-Eck, Kirk P. Pendleton and Olin C. Robison, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee oversees the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent auditors and the full Board of Directors. There were two Audit Committee meetings held during the 2001 fiscal year.


The fund has a Contracts Committee comprised of H. Frederick Christie, Mary Anne Dolan, Martin Fenton, Mary Myers Kauppila, Bailey Morris-Eck, Kirk P. Pendleton, Olin C. Robison and Steven B. Sample, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its Investment Adviser or the Investment Adviser's affiliates, such as the investment advisory and service agreement, principal underwriting agreement, and plans of distribution under rule 12b-1, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Directors on these matters. There were two Contracts Committee meetings during the 2001 fiscal year.


                         American Mutual Fund - Page 11

The fund has a Nominating Committee comprised of H. Frederick Christie, Mary Anne Dolan and Steven B. Sample, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates candidates for independent directors to the full Board of Directors. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the fund, c/o the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. There were no Nominating Committee meetings during the 2001 fiscal year.


INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until March 31, 2002, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


In determining whether to renew the Agreement each year, the Contracts Committee of the Board of Directors evaluates information provided by the Investment Adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Directors. At its most recent meeting, the Committee considered a number of factors in recommending


                         American Mutual Fund - Page 12
renewal of the existing Agreement, including the quality of services provided to the fund, fees and expenses borne by the fund, and financial results of the Investment Adviser.


In reviewing the quality of services provided to the fund, the Committee noted that, although the fund's absolute results were negative during the nine months ended September 30, 2001, its results relative to its peers were favorable for those nine months as well as for the year 2000 and the five years ended September 30, 2001. The Committee also considered the quality and depth of the Investment Adviser's organization in general and of the investment professionals currently providing services to the fund.


In reviewing the fees and expenses borne by the fund, the Committee noted, among other things, that the fund's advisory fees and its total expenses as a percentage of its average net assets over various periods were highly favorable in relation to its peer group. The Committee also considered steps taken in recent years by the Investment Adviser to help control the fund's transfer agency expenses.


Based on their review, the Committee and the Board concluded that the advisory fees and other expenses of the fund are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying such fees and expenses.


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to directors unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


                         American Mutual Fund - Page 13

As compensation for its services, the Investment Adviser receives a monthly fee which is based on prior month-end net assets, calculated at the following annual rates:


                                NET ASSET LEVEL

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         0.384%                $            0             $1,000,000,000
------------------------------------------------------------------------------
          0.33                  1,000,000,000              2,000,000,000
------------------------------------------------------------------------------
         0.294                  2,000,000,000              3,000,000,000
------------------------------------------------------------------------------
          0.27                  3,000,000,000              5,000,000,000
------------------------------------------------------------------------------
         0.252                  5,000,000,000              8,000,000,000
------------------------------------------------------------------------------
          0.24                  8,000,000,000
------------------------------------------------------------------------------


In connection with the approval of the Agreement by the fund's Board of Directors, the Investment Adviser has agreed to waive any fees to the extent they would exceed those payable under the rate structure contained in its previous agreement. The fee structure referenced above is lower than that in the previous agreement except in the event that the fund's net assets were to fall below $3 billion. The Agreement provides that the Investment Adviser shall pay the fund the amount by which expenses, with the exception of taxes and expenses, if any, as may be incurred in connection with any merger, reorganization, or recapitalization, exceed the sum of 1% of the first $25 million of the monthly average of total assets of the fund for the year and 3/4 of 1% of such average in excess of $25 million.


The Agreement provides for a management fee reduction to the extent that the annual ordinary operating expenses of the fund's Class A shares exceed 1 1/2% of the first $30 million of the net assets of the fund and 1% of the average net assets in excess thereof.


Expenses which are not subject to these limitations are interest, taxes, and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies are accounted for as capital items and not as expenses. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding this limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended 2001, 2000, and 1999, the Investment Adviser received from the fund advisory fees of $24,568,000, $24,702,000, and $29,352,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the Investment Adviser relating to the fund's Class C, F and 529 shares will continue in effect until March 31, 2003, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval.
 The Administrative Agreement provides that the fund may terminate the agreement at any time by


                         American Mutual Fund - Page 14
vote of a majority of Directors who are not interested persons of the fund. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of the fund's Class C and F shares, and all Class 529 shares. The Investment Adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the Investment Adviser monitors, coordinates and oversees the activities performed by third parties providing such services.


As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The Investment Adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets of each respective applicable share class. Administrative service fees paid for Class C and F shares for the fiscal period ended 2001 were $20,000 and $8,000, respectively.


PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B and 529-B shares, the Principal Underwriter sells the rights to the 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and 529-B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and 529-B shares. For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class 529-E shares, the fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers. For Class F and 529-F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F and 529-F shares.


                         American Mutual Fund - Page 15

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                 COMMISSIONS,        ALLOWANCE OR

                                           FISCAL YEAR/PERIOD       REVENUE          COMPENSATION
---------------------------------------------------------------
                                                               OR FEES RETAINED       TO DEALERS
                                                               --------------------------------------
                 CLASS A                          2001            $2,101,000          $ 9,571,000
                                                  2000            $1,428,000          $ 6,433,000
                                                  1999            $2,925,000          $13,865,000
-----------------------------------------------------------------------------------------------------
                 CLASS B                          2001            $  334,000          $ 1,946,000
                                                  2000            $   61,000          $   376,000
-----------------------------------------------------------------------------------------------------


The fund has adopted Plans of Distribution (the "Plans"), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: shareholder services; savings to the fund in transfer agency costs; savings to the fund in advisory fees and other expenses; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of directors who are not "interested persons" of the fund are committed to the discretion of the directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.25% of its average daily net assets attributable to Class A shares; (ii) for Class 529-A shares, up to 0.50% of its average daily net assets attributable to Class 529-A shares; (iii) for Class B and 529-B shares, 1.00% of its average daily net assets attributable to Class B and 529-B shares, respectively; (iv) for Class C and 529-C shares, 1.00% of its average daily net assets attributable to Class C and 529-C shares, respectively; (v) for Class 529-E shares, up to 0.75% of its average daily net assets attributable to Class 529-E shares; and (vi) for Class F and 529-F shares, up to 0.50% of its average daily net assets attributable to Class F and 529-F shares, respectively.


For Class A and 529-A shares, (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) up to the amount allowable under the fund's Class A and 529-A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A and 529-A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or


                         American Mutual Fund - Page 16
more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares, in excess of the Class A and 529-A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable.


For Class B and 529-B shares, (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.

For Class C and 529-C shares, (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class 529-E shares, (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F and 529-F shares, 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers. Currently, no compensation is paid under the fund's Class F and 529-F Plans for distribution-related expenses.


During the 2001 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

                               12B-1 EXPENSES            12B-1 LIABILITY

--------------------------        ACCRUED                  OUTSTANDING
                          ----------------------------------------------------
        CLASS A                 $18,930,000                 $2,870,000
------------------------------------------------------------------------------
        CLASS B                 $   285,000                 $   49,000
------------------------------------------------------------------------------
        CLASS C                 $    74,000                 $   21,000
------------------------------------------------------------------------------
        CLASS F                 $     7,000                 $    2,000
------------------------------------------------------------------------------


OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently, these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. Additional compensation may be paid to certain dealer firms to reimburse certain expenses associated with providing educational meetings to shareholders or prospective American Funds investors. These payments will be based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.


                         American Mutual Fund - Page 17

                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is the interest of shareholders to distribute a lesser amount.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash. Shareholders electing to


                         American Mutual Fund - Page 18
receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date. Dividend and capital gain distributions by 529 share classes will be automatically reinvested.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of


                         American Mutual Fund - Page 19
     dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as short-term capital gain.


     Dividend and interest income received by the fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the


                         American Mutual Fund - Page 20
     adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


SHAREHOLDER TAXATION - In January of each year, individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund. Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders at a maximum 20% capital gains rate, regardless of the length of time the shares of the fund have been held by such shareholders. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


Redemptions of shares, including exchanges for shares of another American Fund, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such


                         American Mutual Fund - Page 21
distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO COLLEGEAMERICA ACCOUNTS.


                         American Mutual Fund - Page 22

                               PURCHASE OF SHARES


        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made, has
                        a sales agreement with
                        American Funds
                        Distributors and is
                        authorized to sell a
                        CollegeAmerica account
                        in the case of 529
                        shares.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open account, then      application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                advisor or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By Internet             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open account, then      establish the privilege, you,
                        follow the procedures   your financial advisor or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company
                        a/c# 4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------



The fund and the Principal Underwriter reserve the right to reject any purchase order. Generally, Class F shares are generally only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. Class B and C shares are generally not available to certain employer-sponsored retirement plans, such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and


                         American Mutual Fund - Page 23
profit sharing plans. Class 529 shares may be purchased by investors only through CollegeAmerica accounts. Class 529-E shares may only be purchased by investors participating in CollegeAmerica through an eligible employer plan. In addition, the state tax-exempt funds are only offered in certain states, and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASE MINIMUMS - The minimum initial investment for all funds in The American Funds Group, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax-Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. The minimum is $50 for additional investments (except for retirement plan payroll deductions as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. Direct purchases of Class B shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class B shares of other American Funds. For investments above $100,000, Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


PURCHASE MAXIMUM FOR CLASS C SHARES - The maximum purchase order for Class C shares for all American Funds is $500,000. Direct purchases of Class C shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class C shares of other American Funds.


                         American Mutual Fund - Page 24

FUND NUMBERS - Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/ (see description below):

                                                                   FUND NUMBERS
                                                      ----------------------------------------
FUND                                                  CLASS A   CLASS B   CLASS C    CLASS F
----------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . .     002       202       302        402
American Balanced Fund/(R)/ . . . . . . . . . . . .     011       211       311        411
American Mutual Fund/(R)/ . . . . . . . . . . . . .     003       203       303        403
Capital Income Builder/(R)/ . . . . . . . . . . . .     012       212       312        412
Capital World Growth and Income Fund/SM/  . . . . .     033       233       333        433
EuroPacific Growth Fund/(R)/  . . . . . . . . . . .     016       216       316        416
Fundamental Investors/SM/ . . . . . . . . . . . . .     010       210       310        410
The Growth Fund of America/(R)/ . . . . . . . . . .     005       205       305        405
The Income Fund of America/(R)/ . . . . . . . . . .     006       206       306        406
The Investment Company of America/(R)/  . . . . . .     004       204       304        404
The New Economy Fund/(R)/ . . . . . . . . . . . . .     014       214       314        414
New Perspective Fund/(R)/ . . . . . . . . . . . . .     007       207       307        407
New World Fund/SM/  . . . . . . . . . . . . . . . .     036       236       336        436
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . .     035       235       335        435
Washington Mutual Investors Fund/SM/  . . . . . . .     001       201       301        401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . .     040       240       340        440
American High-Income Trust/SM/  . . . . . . . . . .     021       221       321        421
The Bond Fund of America/SM/  . . . . . . . . . . .     008       208       308        408
Capital World Bond Fund/(R)/  . . . . . . . . . . .     031       231       331        431
Intermediate Bond Fund of America/SM/ . . . . . . .     023       223       323        423
Limited Term Tax-Exempt Bond Fund of America/SM/  .     043       243       343        443
The Tax-Exempt Bond Fund of America/(R)/  . . . . .     019       219       319        419
The Tax-Exempt Fund of California/(R)/* . . . . . .     020       220       320        420
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . .     024       224       324        424
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . .     025       225       325        425
U.S. Government Securities Fund/SM/ . . . . . . . .     022       222       322        422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . .     009       209       309        409
The Tax-Exempt Money Fund of America/SM/  . . . . .     039       N/A       N/A        N/A
The U.S. Treasury Money Fund of America/SM/ . . . .     049       N/A       N/A        N/A
___________
*Available only in certain states.



                         American Mutual Fund - Page 25

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund/(R)/ . .    1011     1211     1311     1511      1411
American Mutual Fund/(R)/ . . .    1003     1203     1303     1503      1403
Capital Income Builder/(R)/ . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund/SM/  . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund/(R)/  .    1016     1216     1316     1516      1416
Fundamental Investors/SM/ . . .    1010     1210     1310     1510      1410
The Growth Fund of America/(R)/    1005     1205     1305     1505      1405
The Income Fund of America/(R)/    1006     1206     1306     1506      1406
The Investment Company of
America/(R)/. . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund/(R)/ . . .    1014     1214     1314     1514      1414
New Perspective Fund/(R)/ . . .    1007     1207     1307     1507      1407
New World Fund/SM/  . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund/(R)/  . . .    1035     1235     1335     1535      1435
Washington Mutual Investors
Fund/SM/  . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust/SM/     1021     1221     1321     1521      1421
The Bond Fund of America/SM/  .    1008     1208     1308     1508      1408
Capital World Bond Fund/(R)/  .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America/SM/ . . . . . . . . . .    1023     1223     1323     1523      1423
U.S. Government Securities
Fund/SM/. . . . . . . . . . . .    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America/(R)/. . . . . . . . . .    1009     1209     1309     1509      1409




                         American Mutual Fund - Page 26

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)

                                                                                             DEALER
                                                                     SALES CHARGE AS       COMMISSION
                                                                    PERCENTAGE OF THE:    AS PERCENTAGE
                                                                    ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                                              NET AMOUNT  OFFERING     OFFERING
                                                                   -INVESTED-   PRICE         PRICE
------------------------------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .                                  6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .                                  5.26       5.00          4.25
$50,000 but less than $100,000. .                                    4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .                                   3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .                                    3.63       3.50          2.75
$250,000 but less than $500,000 .                                    2.56       2.50          2.00
$500,000 but less than $750,000 .                                    2.04       2.00          1.60
$750,000 but less than $1 million                                    1.52       1.50          1.20
$1 million or more. . . . . . . .                                    none       none   (see below)
------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a CDSC. 403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans. 403(b) plans meeting these criteria may invest with no sales charge and are not subject to a CDSC if investing $1 million or more or having 100 or more eligible employees.


Investments made through accounts that purchased Class A shares of the fund before March 15, 2001 and are part of certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets, may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution on investments made with no initial sales charge.


                         American Mutual Fund - Page 27

In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(4)  insurance company separate accounts;

(5)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(6) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(7) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration and Compliance Unit; and

(8) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A AND C SHARES - Except as described above, a CDSC of 1% applies to redemptions of Class A shares of the American Funds, other than the money market funds, made within 12 months following the purchase of Class A shares of $1 million or more made without an initial sales charge. A CDSC of 1% also applies to redemptions of Class C shares of the American Funds made within 12 months following the purchase of the Class C shares. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A Shares" and "CDSC Waivers for Class B and C Shares" below.


                         American Mutual Fund - Page 28

CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below:



   CONTINGENT DEFERRED SALES CHARGE ON
         SHARES SOLD WITHIN YEAR             AS A % OF SHARES BEING SOLD
 --------------------------------------------------------------------------
                    1                                   5.00%
                    2                                   4.00
                    3                                   4.00
                    4                                   3.00
                    5                                   2.00
                    6                                   1.00



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances.
 See "CDSC Waivers for Class B and C shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first followed by shares that you have owned the longest during the six-year period.


CLASS F AND CLASS 529-E SALES CHARGE - Class F and 529-E shares are sold with no initial or contingent deferred sales charge.


DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more.
 Commissions on investments in Class A shares are paid at the following rates:
1.00% on amounts of $1 million to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class B shares, compensation equal to 4.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


For Class C shares, compensation equal to 1.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class C shares.


CONVERSION OF CLASS B AND C SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date.
 Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. Class 529-C shares will not convert to Class 529-F shares. The conversion of shares is subject to the Internal Revenue Service's continued position that the conversions are not subject to federal income tax. In the event the Internal Revenue Service no longer takes this position, the


                         American Mutual Fund - Page 29
automatic conversion feature may be suspended, in which event no further conversions of Class B or C shares would occur while such suspension remained in effect. In that event, at your option, Class B shares could be exchanged for Class A shares and Class C shares for Class F shares on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or fee; however, such an exchange could constitute a taxable event for you. Absent such an exchange, Class B and C shares would continue to be subject to higher expenses for longer than eight years and ten years, respectively.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement, other classes of shares of the American Funds, and any individual investments in American Legacy variable annuities and variable life insurance policies (American Legacy, American Legacy II and American Legacy III


                         American Mutual Fund - Page 30
     variable annuities, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement.

     During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those made by you and your immediate family (your spouse and your children under the age of 21), if all parties are purchasing shares for their own accounts and/or:

     .individual-type employee benefit plan(s), such as an IRA, 403(b) plan
      (see exception below), or single-participant Keogh-type plan;

     .business accounts solely controlled by you or your immediate family
      (for example, you own the entire business);

     .trust accounts established by you or your immediate family. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

     .endowments or foundations established and controlled by you or your immediate family; or

     .CollegeAmerica accounts. Accounts will be aggregated at the account owner level. Class 529-E accounts may only be aggregated with an eligible employer plan.

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;


                         American Mutual Fund - Page 31

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     .for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization; or

     .for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in The American Funds Group, as well as individual holdings in American Legacy variable annuities and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described under the aggregation policy, you may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in all share classes of The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.

CDSC WAIVERS FOR CLASS A SHARES - Any CDSC on Class A shares may be waived in the following cases:


(1) Exchanges (except if shares acquired by exchange are then redeemed within 12 months of the initial purchase).

(2) Distributions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, the surviving joint tenant(s), at the time they notify the Transfer Agent of the decedent's death and remove his/her name from the account, may redeem shares from the account without incurring a CDSC. Redemptions subsequent to the notification to the Transfer Agent of the death of one of the joint owners will be subject to a CDSC.


                         American Mutual Fund - Page 32

(3) Distributions from 403(b) plans or IRAs due to attainment of age 59-1/2, and required minimum distributions from retirement accounts upon the attainment of age 70-1/2. Such distributions may not exceed 12% of the value of the account annually.

(4) Tax-free returns of excess contributions to IRAs.

(5) Redemptions through systematic withdrawal plans (see "Automatic Withdrawals" below), not exceeding 12% each year of the lesser of the original purchase cost or the current market value of the shares being sold that would otherwise be subject to a CDSC.

(6) For Class 529-A shareholders only, redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship.

CDSC WAIVERS FOR CLASS B AND C SHARES - Any CDSC on Class B and C shares may be waived in the following cases:


(1) Redemptions through systematic withdrawal plans ("SWPs") (see "Automatic Withdrawals" below) not exceeding 12% each year of the lesser of the original purchase cost or the current market value of the shares being sold that would otherwise be subject to a CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.

The 12% SWP limit is calculated on a pro rata basis at the time the first payment is made and is recalculated thereafter on a pro rata basis at the time of each SWP payment. Shareholders who establish a SWP should be aware that the amount of that payment not subject to a CDSC may vary over time depending on fluctuations in net asset value of their account. This privilege may be revised or terminated at any time.


(2) Required minimum distributions taken from retirement accounts upon the attainment of age 70-1/2. Such distributions may not exceed 12% of the value of the account annually.

(3) Distributions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, the surviving joint tenant(s), at the time they notify the Transfer Agent of the decedent's death and remove his/her name from the account, may redeem shares from the account without incurring a CDSC. Redemptions subsequent to the notification to the Transfer Agent of the death of one of the joint owners will be subject to a CDSC.

(4) For Class 529-B and 529-C shareholders only, redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship.

CDSC waivers on Class A, B and C shares are allowed only in the cases listed above. For example, CDSC waivers will not be allowed for:

     .Redemptions of dividend and capital gain distributions, redemptions of appreciated shares, redemptions through SWPs, and required minimum distributions, to the extent in aggregate they exceed 12% of an account value; or

     .Redemptions of Class 529-B and 529-C shares due to: termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code;


                         American Mutual Fund - Page 33
      proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or the Virginia College Savings Plan eliminating the fund as an option for additional investment within CollegeAmerica.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

EFFECTIVE THROUGH MAY 14, 2002

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information. An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in Class A shares at net asset value and will not be subject to a contingent deferred sales charge. Dealers who initiate and are responsible for such investments will be compensated pursuant to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above).


EFFECTIVE MAY 15, 2002

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: 1) Class A shares at net asset value; 2) Class A shares subject to the applicable initial sales charge; 3) Class B shares; 4) Class C shares; or 5) Class F shares. Plan assets invested in Class A shares with a sales charge, B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class and described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above).


IRA rollovers that do not indicate which share class plan assets should be invested in and which do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions will not be allowed to be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination


                         American Mutual Fund - Page 34
of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by authority of the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and


                         American Mutual Fund - Page 35

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 3.0% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Directors.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent, dealer or any of their designees.
 Sales of certain Class A, B and C shares may be subject to a CDSC. Generally, Class F shares may only be sold through fee-based programs of investment firms and registered investment advisers with special agreements with the fund's distributor.


You may sell (redeem) other classes of shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     -Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     -     Requests must be signed by the registered shareholder(s).

     -     A signature guarantee is required if the redemption is:

          -  Over $75,000;

          -Made payable to someone other than the registered shareholder(s); or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

          Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


     - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     - You must include with your written request any shares you wish to sell that are in certificate form.


                         American Mutual Fund - Page 36

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING THE INTERNET

     - Redemptions by telephone, fax or the Internet (including American FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $75,000 per shareholder each day.

     -     Checks must be made payable to the registered shareholder(s).

     - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     - You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     - You may establish check writing privileges (use the money market funds application).

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for any of the 529 share classes or B, C or F share classes of The Cash Management Trust of America.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a CDSC was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any CDSC on Class B or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                         American Mutual Fund - Page 37

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for Class 529 shareholders or if your account is held with an investment dealer.


AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in The American Funds through automatic debits from your bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividend and capital gain distributions paid by the 529 share classes will automatically be reinvested.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains ("distributions") of the same share class into any other fund in The American Funds Group at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.


                         American Mutual Fund - Page 38

EXCHANGE PRIVILEGE - You may only exchange shares into other funds in The American Funds Group within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of any other American Fund for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be done through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


Exchanges from Class A, C or F shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfer to Minors Act custodial accounts, may result in significant legal and tax consequences as described in the CollegeAmerica Program Description. Please consult your financial adviser prior to making such an exchange.


You may exchange shares of other classes by writing to the Transfer Agent (see "Selling Shares"), by contacting your investment dealer, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. (See "Telephone and Internet Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Price of Shares" above.) THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - For all share classes, except the 529 classes of shares, you may automatically exchange shares of the same class in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS - For all share classes, except the 529 classes of shares, you may automatically withdraw shares from any of the funds in The American Funds Group. You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.


Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The


                         American Mutual Fund - Page 39

Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $75,000 per American Funds shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds website on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Internet Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or the Internet (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the 529 share classes.


                         American Mutual Fund - Page 40

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


The fund is required to disclose information regarding investments in the securities of broker-dealers (or parent companies of broker-dealers that derive more than 15% of their revenue from broker-dealer activities) which have certain relationships with the fund. During the last fiscal year, Bank of America, BANK ONE Corp., and J.P. Morgan Chase & Co. were among the top 10 dealers that received the largest amount of brokerage commissions and/or that acted as principals in portfolio transactions. The fund held equity securities of Bank of America, BANK ONE Corp., and J.P. Morgan Chase & Co. in the amounts of $200,566,000, $110,831,000, and $114,920,000, respectively, as of the close of its most recent fiscal year.


Brokerage commissions paid on portfolio transactions for the fiscal years ended 2001, 2000 and 1999, amounted to $8,729,000, $5,304,000, and $6,660,000, respectively.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $5,047,000 for Class A shares and $22,000 for Class B shares for the 2001 fiscal year.


INDEPENDENT ACCOUNTANTS - Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent auditors providing audit


                         American Mutual Fund - Page 41
services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Directors.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on October 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund, Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Accountants contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
    MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- OCTOBER 31, 2001

Net asset value and redemption price per share
  (Net assets divided by shares outstanding) . . . . . . . . .      $23.22
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . . . . . . . . . .      $24.64



                         American Mutual Fund - Page 42

            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 2.09% based on a 30-day (or one month) period ended October 31, 2001, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula as required by the Securities and Exchange Commission:


     YIELD = 2[((a-b)/cd + 1)/6/ -1]

     Where:      a  = dividends and interest earned during the period.

             b   =
                    expenses accrued for the period (net of reimbursements).

             c   =
                    the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   =
                    the maximum offering price per share on the last day of the period.

The fund's one-year total return and five- and ten-year average annual total returns at the maximum offering price for the periods ended October 31, 2001 were -2.27%, 9.05%, and 11.37%, respectively. The fund's one-year total return and five- and ten-year average annual total returns at net asset value for the periods ended October 31, 2001 were 3.71%, 10.35%, and 12.03%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C, and F shares, as well as the 529 share classes.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


                         American Mutual Fund - Page 43

The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's,
                                                                      ---------
Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine,
-------------------------------------------------------------------------------
Money, U.S. News and World Report and The Wall Street Journal.
---------------------------------     -----------------------


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g.


                         American Mutual Fund - Page 44

American Mutual Fund, Inc.
Investment Portfolio, October 31, 2001


[pie chart]
                                                                                 Percent
                                                                                  of Net
Largest Industry Holdings                                                         Assets

Oil & Gas                                                                            7.76
Electric Utilities                                                                   7.60
Banks                                                                                6.86
Diversified Telecommunication Services                                               5.58
Pharmaceuticals                                                                      5.12
Other Industries                                                                    43.89
Bonds, Notes, Cash & Equivalents                                                    23.19

                                                                                   100.00

[end chart]

American Mutual Fund, Inc.
Investment Portfolio, October 31, 2001



                                                                              Percent
                                                                               of Net
Largest Equity Holdings                                                        Assets

Bank of America                                                                   2.36    BAC   200.57
ChevronTexaco                                                                     2.03    CVX   172.23
Royal Dutch Petroleum                                                             1.67    RDI   142.19
Xcel Energy                                                                       1.60    XEL    135.6
IBM                                                                               1.48    IBM   125.36
Allstate                                                                          1.43    ALL   121.33
Norfolk Southern                                                                  1.43    NSC   121.27
J.P. Morgan Chase                                                                 1.35    JPM   114.92
Honeywell International                                                           1.32    HON   112.29
BANK ONE                                                                          1.31    ONE   110.83

American Mutual Fund, Inc.
Investment Portfolio, October 31, 2001



                                                                                     Market   Percent
                                                                                       Value   of Net
Equity Securities (Common Stock)                                         Shares    (Millions   Assets

ENERGY
ENERGY EQUIPMENT & SERVICES  -  0.84%
Schlumberger Ltd.                                                      1,475,000   $   71.419     .84%
OIL & GAS  -  7.76%
Ashland Inc.                                                             650,000       26.169      .31
ChevronTexaco Corp. (formed by the                                     1,944,950      172.225     2.03
merger of Chevron Corp. and Texaco Inc.)
Conoco Inc.                                                              567,053       14.573      .17
Exxon Mobil Corp.                                                      1,000,000       39.450      .46
Kerr-McGee Corp.                                                         465,000       26.784      .32
Pennzoil-Quaker State Co.                                              2,100,000       24.633      .29
Phillips Petroleum Co.                                                 1,250,000       68.013      .80
Royal Dutch Petroleum Co. (New York registered)                        2,815,000      142.186     1.67
Ultramar Diamond Shamrock Corp.                                          450,000       22.523      .27
Unocal Corp.                                                           1,930,400       62.159      .73
USX-Marathon Group                                                     2,200,000       60.698      .71
                                                                                      730.832     8.60

MATERIALS
CHEMICALS  -  1.36%
Air Products and Chemicals, Inc.                                         400,000       16.016      .19
Dow Chemical Co.                                                       2,000,000       66.500      .78
Praxair, Inc.                                                            700,000       33.026      .39
CONTAINERS & PACKAGING  -  0.28%
Sonoco Products Co.                                                    1,000,000       23.470      .28
METALS & MINING  -  0.08%
Alcoa Inc.                                                               200,000        6.454      .08
PAPER & FOREST PRODUCTS  -  2.47%
Georgia-Pacific Corp., Georgia-Pacific Group                             884,400       24.551      .29
International Paper Co.                                                1,000,000       35.800      .42
Mead Corp.                                                             1,450,000       38.918      .46
Plum Creek Timber Co., Inc.                                              993,250       27.443      .32
(merged with Georgia-Pacific Corp., Timber Group)
Westvaco Corp.                                                         3,400,000       83.470      .98
                                                                                      355.648     4.19

CAPITAL GOODS
AEROSPACE & DEFENSE  -  2.95%
Boeing Co.                                                               900,000       29.340      .35
Honeywell International Inc.                                           3,800,000      112.290     1.32
Lockheed Martin Corp.                                                    525,000       25.604      .30
Northrop Grumman Corp.                                                   200,000       19.990      .24
Raytheon Co.                                                           1,292,300       41.677      .49
United Technologies Corp.                                                400,000       21.556      .25
ELECTRICAL EQUIPMENT  -  0.83%
Emerson                                                                1,100,000       53.922      .64
Hubbell Inc., Class B                                                    600,000       16.392      .19
MACHINERY  -  1.22%
Caterpillar Inc.                                                         850,000       38.012      .45
Deere & Co.                                                              997,700       36.905      .43
Harsco Corp.                                                             597,100       19.077      .22
Pall Corp.                                                               500,000       10.150      .12
TRADING COMPANIES & DISTRIBUTORS  -  0.40%
Genuine Parts Co.                                                      1,050,000       34.125      .40
                                                                                      459.040     5.40

COMMERCIAL SERVICES & SUPPLIES
COMMERCIAL SERVICES & SUPPLIES  -  1.93%
Pitney Bowes Inc.                                                      2,350,000       86.151     1.01
ServiceMaster Co.                                                      5,920,000       64.232      .76
Waste Management, Inc.                                                   545,700       13.370      .16
                                                                                      163.753     1.93

TRANSPORTATION
ROAD & RAIL  -  2.25%
Burlington Northern Santa Fe Corp.                                       550,100       14.781      .18
CSX Corp.                                                              1,244,000       41.923      .49
Norfolk Southern Corp.                                                 7,240,000      121.270     1.43
Union Pacific Corp.                                                      250,000       13.002      .15
                                                                                      190.976     2.25

AUTOMOBILES & COMPONENTS
AUTO COMPONENTS  -  1.22%
Dana Corp.                                                               700,000        7.525      .09
Goodyear Tire & Rubber Co.                                             1,500,000       27.945      .33
TRW Inc.                                                               2,020,000       68.256      .80
AUTOMOBILES  -  0.73%
General Motors Corp.                                                   1,500,000       61.980      .73
                                                                                      165.706     1.95

CONSUMER DURABLES & APPAREL
HOUSEHOLD DURABLES  -  1.37%
Leggett & Platt, Inc.                                                    640,900       13.889      .16
Newell Rubbermaid Inc.                                                 1,500,000       41.460      .49
Stanley Works                                                          1,600,000       61.312      .72
TEXTILES & APPAREL  -  0.88%
NIKE, Inc., Class B                                                      737,200       36.388      .43
VF Corp.                                                               1,150,000       38.203      .45
                                                                                      191.252     2.25

HOTELS, RESTAURANTS & LEISURE
HOTELS, RESTAURANTS & LEISURE  -  0.86%
McDonald's Corp.                                                       2,800,000       72.996      .86
                                                                                       72.996      .86

MEDIA
MEDIA  -  1.01%
Dow Jones & Co., Inc.                                                    250,000       11.250      .13
Interpublic Group of Companies, Inc.                                   1,675,000       37.604      .45
Knight-Ridder, Inc.                                                      650,000       36.562      .43
                                                                                       85.416     1.01

RETAILING
MULTILINE RETAIL  -  1.36%
J.C. Penney Co., Inc.                                                  1,476,500       32.070      .38
May Department Stores Co.                                              2,650,000       83.342      .98
SPECIALTY RETAIL  -  1.76%
Circuit City Stores, Inc. - Circuit City Group                         5,200,000       71.344      .84
Gap, Inc.                                                                800,000       10.456      .12
Lowe's Companies, Inc.                                                   810,000       27.621      .32
TJX Companies, Inc.                                                    1,200,000       40.560      .48
                                                                                      265.393     3.12

FOOD & DRUG RETAILING
FOOD & DRUG RETAILING  -  1.09%
Albertson's, Inc.                                                      2,402,200       76.654      .90
Walgreen Co.                                                             500,000       16.190      .19
                                                                                       92.844     1.09

FOOD & BEVERAGE
FOOD PRODUCTS  -  1.99%
ConAgra Foods, Inc.                                                    2,000,000       45.800      .54
General Mills, Inc.                                                      500,000       22.960      .27
H.J. Heinz Co.                                                         2,100,000       89.124     1.05
Sara Lee Corp.                                                           500,000       11.145      .13
                                                                                      169.029     1.99

HOUSEHOLD & PERSONAL PRODUCTS
HOUSEHOLD PRODUCTS  -  0.44%
Kimberly-Clark Corp.                                                     670,000       37.192      .44
PERSONAL PRODUCTS  -  0.56%
Avon Products, Inc.                                                    1,012,500       47.415      .56
                                                                                       84.607     1.00

HEALTH CARE EQUIPMENT & SERVICES
HEALTH CARE EQUIPMENT & SUPPLIES  -  0.91%
Applera Corp. - Applied Biosystems Group                               1,176,700       34.336      .40
Becton, Dickinson and Co.                                              1,200,000       42.960      .51
HEALTH CARE PROVIDERS & SERVICES  -  0.40%
Aetna Inc. (1)                                                           825,000       22.803      .27
CIGNA Corp.                                                              150,000       10.935      .13
                                                                                      111.034     1.31

PHARMACEUTICALS & BIOTECHNOLOGY
PHARMACEUTICALS  -  5.12%
Abbott Laboratories                                                      750,000       39.735      .47
Bristol-Myers Squibb Co.                                               1,007,200       53.835      .63
Eli Lilly and Co.                                                        790,000       60.435      .71
Johnson & Johnson                                                      1,475,000       85.417     1.00
Merck & Co., Inc.                                                        500,000       31.905      .38
Pfizer Inc                                                             1,680,100       70.396      .83
Pharmacia Corp.                                                          520,000       21.071      .25
Schering-Plough Corp.                                                  1,950,000       72.501      .85
                                                                                      435.295     5.12

BANKS
BANKS  -  6.86%
Bank of America Corp.                                                  3,400,000      200.566     2.36
Bank of New York Co., Inc.                                               500,000       17.005      .20
BANK ONE CORP.                                                         3,339,300      110.831     1.31
Comerica Inc.                                                          1,650,000       76.048      .90
National City Corp.                                                    1,750,000       46.200      .54
SunTrust Banks, Inc.                                                     200,000       11.972      .14
Wachovia Corp. (merged First Union Corp.)                              1,313,600       37.569      .44
Washington Mutual, Inc.                                                1,000,000       30.190      .36
Wells Fargo & Co.                                                      1,318,750       52.091      .61
                                                                                      582.472     6.86

DIVERSIFIED FINANCIALS
DIVERSIFIED FINANCIALS  -  4.06%
American Express Co.                                                   1,100,000       32.373      .38
Citigroup Inc.                                                           455,441       20.732      .25
Fannie Mae                                                               850,000       68.816      .81
Household International, Inc.                                          2,065,000      107.999     1.27
J.P. Morgan Chase & Co.                                                3,250,000      114.920     1.35
                                                                                      344.840     4.06

INSURANCE
INSURANCE  -  4.46%
Allstate Corp.                                                         3,866,500      121.331     1.43
American International Group, Inc.                                       910,600       71.573      .84
(acquired American General Corp.)
Aon Corp.                                                              1,245,500       47.379      .56
Jefferson-Pilot Corp.                                                  1,350,000       55.822      .65
Lincoln National Corp.                                                   500,900       21.213      .25
St. Paul Companies, Inc.                                               1,350,000       61.965      .73
                                                                                      379.283     4.46

REAL ESTATE
REAL ESTATE  -  0.92%
Equity Office Properties Trust                                         1,100,000       31.350      .37
Equity Residential Properties Trust                                    1,800,000       46.710      .55
                                                                                       78.060      .92

SOFTWARE & SERVICES
IT CONSULTING & SERVICES  -  0.30%
Electronic Data Systems Corp.                                            400,000       25.748      .30
                                                                                       25.748      .30

TECHNOLOGY HARDWARE & EQUIPMENT
COMMUNICATIONS EQUIPMENT  -  0.24%
Harris Corp.                                                             600,000       20.568      .24
COMPUTERS & PERIPHERALS  -  3.00%
Compaq Computer Corp.                                                  9,200,000       80.500      .95
Hewlett-Packard Co.                                                    2,900,000       48.807      .57
International Business Machines Corp.                                  1,160,000      125.361     1.48
SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  1.42%
Intel Corp.                                                            1,400,000       34.188      .40
Linear Technology Corp.                                                  650,000       25.220      .30
Texas Instruments Inc.                                                 2,200,000       61.578      .72
                                                                                      396.222     4.66

TELECOMMUNICATION SERVICES
DIVERSIFIED TELECOMMUNICATION SERVICES  -  5.58%
ALLTEL Corp.                                                           1,690,300       96.584     1.13
AT&T Corp.                                                             7,250,000      110.562     1.30
CenturyTel, Inc.                                                       3,410,000      107.756     1.27
Qwest Communications International Inc.                                1,643,700       21.286      .25
SBC Communications Inc.                                                  800,000       30.488      .36
Sprint FON Group                                                       1,390,700       27.814      .33
Verizon Communications Inc.                                            1,607,000       80.045      .94
                                                                                      474.535     5.58

UTILITIES
ELECTRIC UTILITIES  -  7.60%
Ameren Corp.                                                             300,000       12.030      .14
American Electric Power Co., Inc.                                      1,685,000       70.601      .83
Consolidated Edison, Inc.                                              1,050,000       41.465      .49
Duke Energy Corp.                                                      2,100,000       80.661      .95
FPL Group, Inc.                                                          600,000       31.860      .37
GPU, Inc.                                                              1,800,000       71.370      .84
Progress Energy, Inc.                                                    600,000       25.302      .30
Southern Co.                                                           3,100,000       74.090      .87
TECO Energy, Inc.                                                      1,600,000       41.200      .48
TXU Corp.                                                              1,350,000       61.884      .73
Xcel Energy Inc.                                                       4,795,000      135.603     1.60
                                                                                      646.066     7.60

MISCELLANEOUS  -  0.30%
Other equity securities in                                                             25.773      .30
initial period of acquisition

TOTAL EQUITY SECURITIES (cost: $5,703.177 million)                                  6,526.820    76.81



                                                                                      Market  Percent
                                                                      Principal        Value   of Net
Bonds & Notes                                                            Amount   (Millions)   Assets

Corprate  -  0.58%
Aetna Inc. 7.875% 2011                                               $24,700,000       25.182      .29
Motorola, Inc. 7.625% 2010                                            24,100,000       24.372      .29
                                                                                       49.554      .58

U.S. Treasury Obligations  -  2.68%
3.625% July 2002  (2)                                                110,830,000      112.908
3.875% January 2009 (2)                                              108,232,000      114.760     2.68
                                                                                      227.668     2.68


TOTAL BONDS AND NOTES (cost: $264.523 million)                                        277.222     3.26

TOTAL INVESTMENT SECURITIES                                                         6,804.042    80.07
(cost: $5,967.700 million)

                                                                                      Market  Percent
                                                                      Principal        Value   of Net
Short-Term Securities                                                    Amount   (Millions)   Assets

Federal Agency Discount Notes  -  12.12%
Fannie Mae 2.095%-3.98% due 11/1/2001-4/18/2002                      269,500,000      268.702     3.16
Federal Farm Credit Bank 2.06%-3.29%                                  72,000,000       71.605      .84
due 1/11-2/28/2002
Federal Home Loan Banks 2.03%-3.77% due                              350,000,000      348.730     4.11
11/7/2001-4/15/2002
Freddie Mac 2.04%-3.49% due 11/8/2001-1/31/2002                      341,500,000      340.667     4.01


Corporate Short-Term Notes  -  6.15%
Alcoa Inc. 2.35%-3.45% due 11/9-11/26/2001                            75,000,000       74.901      .88
American Express Credit Corp. 2.17%-3.38% due                         75,000,000       74.850      .88
11/2/2001-1/18/2002
BellSouth Corp. 2.31%-3.38% due                                       50,000,000       49.902      .59
11/14-12/12/2001  (3)
Ciesco LP 2.43% due 11/28/2001                                        25,000,000       24.953
Citicorp 2.44%-2.55% due 11/7-11/14/2001                              40,000,000       39.969      .76
Coca-Cola Co. 2.25%-2.52% due 12/3-12/14/2001                         29,000,000       28.915      .34
Harvard University 2.14%-2.52% due 11/5-12/28/2001                    39,000,000       38.909      .46
J.P. Morgan Chase & Co. 2.43%-2.48% due                               40,000,000       39.931      .47
11/14-12/6/2001
Merck & Co., Inc. 2.26%-2.27% due                                     76,000,000       75.655      .89
12/4/2001-2/8/2002
Procter & Gamble Co. 2.22%-2.34%                                      75,000,000       74.813      .88
due 12/7-12/14/2001


U.S. Treasuries  -  1.53%
U.S. Treasury Bills 2.15%-3.558% due                                 130,000,000      129.509     1.53
11/8/2001-3/7/2002

TOTAL SHORT-TERM SECURITIES                                                         1,682.011    19.80
(cost: $1,681.693 million)
Excess of cash and receivables over payables                                           10.786      .13

TOTAL SHORT-TERM SECURITIES, CASH AND RECEIVABLES                                   1,692.797    19.93

NET ASSETS                                                                         $8,496.839  100.00%

(1) Non-income-producing security.
(2) Index-linked bond whose principal
amount moves with a government
    retail price index.
(3) Restricted securites that can be
resold only to institutional
    investors. In practice, these
securities are as liquid as unrestricted
    securities in the portfolio.
See Notes to Financial Statements


Equity securities appearing in the portfolio since April 30, 2001
American Express
Applera - Applied
Biosystems Group
Dow Jones & Co.
Electronic Data Systems
Eli Lilly and Co.
Emerson Electric
Equity Office
Properties Trust
Exxon Mobil
FPL Group
Intel
Leggett & Platt
Northrop Grumman
Schlumberger
Washington Mutual


Equity securities eliminated from the portfolio since April 30, 2001
AmSouth Bancorporation
Briggs & Stratton
Crown Cork & Seal
Delphi Automotive
Systems
Ferro
Galileo International
Huntington Bancshares
Motorola
SAFECO
Walt Disney
Xerox

AMERICAN MUTUAL FUND
Financial statements

Statement of assets and liabilities
at October 31, 2001

Assets:
Investment securities at market
(cost: $5,967.700)                                                                       $6,804.042
Short-term securities
(cost: $1,681.693)                                                                        1,682.011
Cash                                                                                           .164
Receivables for -
Sales of investments                                                       $20.707
Sales of fund's shares                                                      10.667
Dividends and interest                                                      12.128           43.502
                                                                                          8,529.719

Liabilities:
Payables for -
Purchases of investments                                                    22.580
Repurchases of fund's shares                                                 3.943
Management services                                                          2.019
Other expenses                                                               4.338           32.880
Net assets at October 31, 2001                                                           $8,496.839

Total authorized capital stock -
500,000,000 shares, $0.001 par value
Class A shares:
Net assets                                                                               $8,398.601
Shares outstanding                                                                      361,719,110
Net asset value per share                                                                    $23.22
Class B shares:
Net assets                                                                                  $58.515
Shares outstanding                                                                        2,529,860
Net asset value per share                                                                    $23.13
Class C shares:
Net assets                                                                                  $27.503
Shares outstanding                                                                        1,189,750
Net asset value per share                                                                    $23.12
Class F shares:
Net assets                                                                                  $12.220
Shares outstanding                                                                          526,830
Net asset value per share                                                                    $23.20




Statement of operations
for the year ended October 31, 2001                                    (dollars in        millions)
Investment income:
Income:
Dividends                                                                 $168.137
Interest                                                                   113.047         $281.184

Expenses:
Management services fee                                                     24.568
Distribution expenses - Class A                                             18.930
Distribution expenses - Class B                                               .285
Distribution expenses - Class C                                               .074
Distribution expenses - Class F                                               .007
Transfer agent fee - Class A                                                 5.047
Transfer agent fee - Class B                                                  .022
Administrative services fees - Class C                                        .020
Administrative services fees - Class F                                        .008
Reports to shareholders                                                       .278
Registration statement and prospectus                                         .259
Postage, stationery and supplies                                              .695
Directors' fees                                                               .176
Auditing and legal fees                                                       .069
Custodian fee                                                                 .122
Taxes other than federal income tax                                           .097
Other expenses                                                                .042           50.699
Net investment income                                                                       230.485

Realized gain and unrealized
depreciation on investments:
Net realized gain                                                                           289.375
Net unrealized depreciation                                                                (223.539)
Net realized gain and
unrealized depreciation
on investments                                                                               65.836
Net increase in net assets resulting
from operations                                                                            $296.321









Statement of changes in net assets                                     (dollars in        millions)


                                                                        Year ended       October 31
                                                                               2001             2000
Operations:
Net investment income                                                     $230.485         $290.172
Net realized gain on investments                                           289.375          465.571
Net unrealized depreciation
on investments                                                            (223.539)        (771.397)
Net increase (decrease) in net assets
resulting from operations                                                  296.321          (15.654)
Dividends and distributions paid to
shareholders:
Dividends from net investment income:
Class A                                                                   (253.871)        (263.546)
Class B                                                                     (0.666)          (0.089)
Class C                                                                     (0.155)               -
Class F                                                                     (0.076)               -
Distributions from net realized gain on investments:
Class A                                                                   (424.267)      (1,723.068)
Class B                                                                     (0.576)               -
Total dividends and distributions                                         (679.611)      (1,986.703)

Capital share transactions:
Proceeds from shares sold                                                  850.114          484.684
Proceeds from shares issued in reinvestment
of net investment income dividends and
distributions of net realized gain on investments                          612.840        1,811.515
Cost of shares repurchased                                                (935.971)      (2,361.923)
Net increase (decrease) in net assets resulting
from capital share transactions                                            526.983          (65.724)
Total increase (decrease) in net assets                                    143.693       (2,068.081)

Net assets:
Beginning of year                                                        8,353.146       10,421.227
End of year (including
undistributed
net investment income: $60.942 and $85.820,
respectively)                                                           $8,496.839       $8,353.146



See notes to financial statements

                                                                       Year Ended     October 31, 2000
                                                                Amount (Millions)               Shares
Class A Shares:
  Sold                                                                   $751.450           31,226,216
  Reinvestment of dividends and distributions                             611.446           26,668,503
  Repurchased                                                            (928.739)         (38,630,209)
   Net increase (decrease) in Class A                                     434.157           19,264,510
Class B Shares: /1/
  Sold                                                                     54.058            2,236,675
  Reinvestment of dividends and distributions                               1.182               51,739
  Repurchased                                                              (3.895)            (162,624)
   Net increase in Class B                                                 51.345            2,125,790
Class C Shares: /2/
  Sold                                                                     29.375            1,215,983
  Reinvestment of dividends and distributions                                .146                6,422
  Repurchased                                                              (0.774)             (32,655)
   Net increase in Class C                                                 28.747            1,189,750
Class F Shares: /2/
  Sold                                                                     15.231              629,680
  Reinvestment of dividends and distributions                                .066                2,942
  Repurchased                                                              (2.563)            (105,792)
   Net increase in Class F                                                 12.734              526,830
Total net increase (decrease) in fund                                    $526.983           23,106,880

/1/ Class B shares were not offered before March 15, 2000.
/2/ Class C and Class F shares were not offered before March 15, 2001.

                                                                       Year Ended     October 31, 2000
Class A Shares:                                                 Amount (millions)               Shares
  Sold
  Reinvestment of dividends and distributions                            $475.157           19,829,689
  Repurchased                                                           1,811.432           76,568,221
   Net increase (decrease) in Class A                                 (2,361.7750)        (100,234,580)
Class B Shares: /1/                                                       (75.186)          (3,836,670)
  Sold
  Reinvestment of dividends and distributions                               9.527              406,808
  Repurchased                                                                .083                3,599
   Net increase in Class B                                                  (0.15)              (6,337)
Class C Shares: /2/                                                         9.462              404,070
  Sold
  Reinvestment of dividends and distributions                                   -                  -
  Repurchased                                                                   -                  -
   Net increase in Class C                                                      -                  -
Class F Shares: /2/                                                             -                  -
  Sold
  Reinvestment of dividends and distributions                                   -                  -
  Repurchased                                                                   -                  -
   Net increase in Class F                                                      -                  -
Total net increase (decrease) in fund                                           -                  -
                                                                          (65.724)          (3,432,600)
/1/ Class B shares were not offered before March 15, 2000.
/2/ Class C and Class F shares were not offered before March 15, 2001.

Notes to financial statements

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American Mutual Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund strives for the balanced accomplishment of three objectives - current income, growth of capital and conservation of principal - through investments in companies that participate in the growth of the American economy.

The fund offers four classes of shares as described below:

 Class A shares are sold with an initial sales charge of up to 5.75%.

Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares automatically convert to Class A shares after eight years.

Class C shares are sold without an initial sales charge but are subject to a CDSC of 1% for redemptions within one year of purchase. Class C shares automatically convert to Class F shares after ten years.

Class F shares, which are sold exclusively through fee-based programs, are sold without an initial sales charge or CDSC.

Holders of all classes of shares have equal pro rata rights to assets, dividends, liquidation and other rights. Each class has identical voting rights, except for exclusive rights to vote on matters affecting only its class. Each class of shares may have different distribution, administrative services and transfer agent fees and expenses. Differences in class-specific expenses will result in the payment of different per share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the fund's Board of Directors.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

CLASS ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net asset values. Distribution expenses, administrative services fees, certain transfer agent fees and other applicable class-specific expenses are accrued daily and charged to the respective share class.

FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the fund.

As of October 31, 2001, the cost of investment securities for federal income tax reporting purposes was $7,659,689,000.

Net unrealized appreciation on investments aggregated $826,364,000; $1,204,836,000 related to appreciated securities and $378,472,000 related to depreciated securities. For the year ended October 31, 2001, the fund realized tax basis net capital gains of $289,802,000.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $24,568,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company ("CRMC") with which officers and certain Directors of the fund are affiliated.

The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on a series of rates beginning with 0.384% per annum of the first $1 billion of month-end net assets decreasing to 0.240% of such assets in excess of $8 billion. For the year ended October 31, 2001, the management services fee was equivalent to 0.285% of average month-end net assets.

DISTRIBUTION EXPENSES - The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expenses are approved in advance by the fund's Board of Directors. The plans provide for annual expenses, based on average daily net assets, of up to 0.25% for Class A shares, 1.00% for Class B and Class C shares, and up to 0.50% for Class F shares.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares, for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. The balance may be used for approved distribution expenses as follows:

CLASS A SHARES - Approved categories of expense include reimbursements to AFD for commissions paid to dealers and wholesalers in respect of certain shares sold without a sales charge. Those reimbursements are permitted for amounts billed to the fund within the prior 15 months but only to the extent that the overall 0.25% annual expense limit for Class A shares is not exceeded. For the year ended October 31, 2001, aggregate distribution expenses were $18,930,000, equivalent to an annualized rate of 0.221% of average daily net assets attributable to Class A shares.

CLASS B SHARES - In addition to service fees of 0.25%, approved categories of expense include fees of 0.75% per annum of average daily net assets attributable to Class B shares payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. For the year ended October 31, 2001, aggregate distribution expenses were $285,000, equivalent to an annualized rate of 1.00% of average daily net assets attributable to Class B shares.

CLASS C SHARES - In addition to service fees of 0.25%, the Board of Directors has approved the payment of 0.75% per annum of average daily net assets attributable to Class C shares to AFD to compensate firms selling Class C shares of the fund. For the period ended October 31, 2001, aggregate distribution expenses were $74,000, equivalent to an annualized rate of 1.00% of average daily net assets attributable to Class C shares.

CLASS F SHARES - The plan has an expense limit of 0.50%. However, the Board of Directors has presently approved expenses under the plan of 0.25% per annum of average daily net assets attributable to Class F shares. For the period October 31, 2001, aggregate distribution expenses were $7,000, equivalent to an annualized rate of 0.25% of average daily net assets attributable to Class F shares.

As of October 31, 2001, aggregate distribution expenses payable to AFD for all share classes were $2,942,000.

AFD received $2,101,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's Class A shares for the year ended October 31, 2001. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying Statement of Operations.

TRANSFER AGENT FEE - A fee of $5,069,000 was incurred during the year ended October 31, 2001, pursuant to an agreement with American Funds Service Company ("AFS"), the transfer agent for the fund. As of October 31, 2001, aggregate transfer agent fees payable to AFS for Class A and Class B shares were $496,000.

ADMINISTRATIVE SERVICES FEES <UNDEF> The fund has an administrative services agreement with CRMC for Class C and Class F shares. Pursuant to this agreement, CRMC provides transfer agency and other related shareholder services. CRMC may contract with third parties to perform these services. Under the agreement, the fund pays CRMC a fee equal to 0.15% per annum of average daily net assets of Class C and Class F shares, plus amounts payable for certain transfer agency services according to a specified schedule. For the period ended October 31, 2001, total fees under the agreement were $28,000. As of October 31, 2001, aggregate administrative services fees payable to CRMC for Class C and Class F shares were $5,000.

DEFERRED DIRECTORS' FEES - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the receipt of part or all of their compensation. Deferred compensation amounts, which remain in the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. As of October 31, 2001, the cumulative amount of these liabilities was $882,000. Directors' fees on the Statement of Operations include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of deferred compensation.

AFFILIATED OFFICERS AND DIRECTORS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $3,098,410,000 and $3,108,390,000, respectively, during the year ended October 31, 2001.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the year ended October 31, 2001, the custodian fee of $122,000 includes $19,000 that was paid by these credits rather than in cash.

FOR THE YEAR ENDED OCTOBER 31, 2001, THE FUND RECLASSIFIED $595,000 FROM UNDISTRIBUTED NET INVESTMENT INCOME AND $16,403,000 FROM UNDISTRIBUTED NET REALIZED GAINS TO ADDITIONAL PAID-IN CAPITAL TO REFLECT PERMANENT DIFFERENCES BETWEEN BOOK AND TAX REPORTING.

As of October 31, 2001, net assets consisted of the following:

                                                              (dollars in millions)
Capital paid in on shares of capital stock                               $7,394.178
Undistributed net investment income                                          60.942
Undistributed net realized gain                                             205.059
Net unrealized appreciation                                                 836.660
Net assets                                                               $8,496.839

Capital share transactions in the fund were as follows:

Per-share data and ratios
                                                                      Class A
                                                                   Year Ended    October 31
                                                                          2001          2000
Net asset value, beginning of year                                     $24.36        $30.09

Income from investment operations :
Net investment income                                                     .65           .80

Net gains (losses) on securities                                          .19          (.74)
(both realized and unrealized)
Total from investment operations                                          .84           .06

Less distributions :
Dividends (from net investment income)                                   (.72)         (.74)

Distributions (from capital gains)                                      (1.26)        (5.05)

Total distributions                                                     (1.98)        (5.79)

Net asset value, end of year                                           $23.22        $24.36

Total return (2)                                                         3.71%         1.20%

Ratios/supplemental data:

Net assets, end of year (in millions)                                  $8,399        $8,343

Ratio of expenses to average net assets                                   .59%          .59%

Ratio of net income to average net assets                                2.68%         3.29%


Net asset value, beginning of year                                        1999          1998
                                                                       $31.18        $30.14
Income from investment operations :
Net investment income
                                                                          .82           .84
Net gains (losses) on securities
(both realized and unrealized)                                           1.78          3.48
Total from investment operations
                                                                         2.60          4.32
Less distributions :
Dividends (from net investment income)
                                                                         (.76)         (.80)
Distributions (from capital gains)
                                                                        (2.93)        (2.48)
Total distributions
                                                                        (3.69)        (3.28)
Net asset value, end of year
                                                                       $30.09        $31.18
Total return (2)
                                                                         9.01%        15.15%
Ratios/supplemental data:

Net assets, end of year (in millions)
                                                                      $10,421       $10,215
Ratio of expenses to average net assets
                                                                          .57%          .56%
Ratio of net income to average net assets
                                                                         2.67%         2.75%
                                                                       $8,399        $8,343

                                                                          .59%          .59%

                                                                         2.68%         3.29%


Net asset value, beginning of year                                        1997
                                                                       $26.54
Income from investment operations :
Net investment income
                                                                          .83
Net gains (losses) on securities
(both realized and unrealized)                                           5.19
Total from investment operations
                                                                         6.02
Less distributions :
Dividends (from net investment income)
                                                                         (.81)
Distributions (from capital gains)
                                                                        (1.61)
Total distributions
                                                                        (2.42)
Net asset value, end of year
                                                                       $30.14
Total return (2)
                                                                        24.19%
Ratios/supplemental data:
                                                                       $9,362
Net assets, end of year (in millions)
                                                                          .58%
Ratio of expenses to average net assets
                                                                         2.95%
Ratio of net income to average net assets

                                                                                    Class B
                                                                     Year
Net asset value, beginning of period                                ended      March 15 to
                                                                 October 31,   October 31,
Income from investment operations :                                  2001        2000 (3)
Net investment income (1)                                              $24.30        $21.78

Net gains (losses) on securities
(both realized and unrealized) (1)                                        .44           .37
Total from investment operations
                                                                          .21          2.46
Less distributions :
Dividends (from net investment income)                                    .65          2.83

Distributions (from capital gains)
                                                                         (.56)         (.31)
Total distributions
                                                                        (1.26)            -
Net asset value, end of period
                                                                        (1.82)         (.31)
Total return (2)
                                                                       $23.13        $24.30
Ratios/supplemental data:
                                                                         2.89%        13.07%
Net assets, end of period (in millions)

Ratio of expenses to average net assets
                                                                          $59           $10
Ratio of net income to average net assets
                                                                         1.38%         1.38%

Supplemental data - all classes                                          1.80%         2.33%



Net asset value, beginning of period                                  Class C       Class F
                                                                   Year Ended
Income from investment operations :                               March 15 to   March 15 to
Net investment income (1)                                         October 31,   October 31,
                                                                     2001 (3)      2001 (3)
Net gains (losses) on securities                                       $23.48        $23.54
(both realized and unrealized) (1)
Total from investment operations
                                                                          .24           .34
Less distributions :
Dividends (from net investment income)                                   (.35)         (.35)

Distributions (from capital gains)                                       (.11)         (.01)

Total distributions
                                                                         (.25)         (.33)
Net asset value, end of period
                                                                            -             -
Total return (2)
                                                                         (.25)         (.33)
Ratios/supplemental data:
                                                                       $23.12        $23.20
Net assets, end of period (in millions)
                                                                        (.48)%        (.05)%
Ratio of expenses to average net assets

Ratio of net income to average net assets
                                                                          $28           $12
Supplemental data - all classes                                          1.48%          .76%

                                                                         1.64%         2.30%


                                                                   Year Ended    October 31
                                                                          2001          2000
Portfolio turnover rate                                                 45.01%        29.35%

1) Based on average shares outstanding.                                   1999          1998
2) Total returns exclude all sales charges,                             41.53%        28.97%
including contingent deferred sales charges.
3) Based on operations for the period shown and,                          1997
accordingly, not representative of a full year                          19.16%
(unless otherwise noted).
4) Annualized.

Independent Auditors' Report

To the Board of Directors and Shareholders of American Mutual Fund, Inc.:

 We have audited the accompanying statement of assets and liabilities of American Mutual Fund, Inc. (the "Fund"), including the investment portfolio, as of October 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended for Class A shares, and the period March 15, 2000 through October 31, 2000, and the year ended October 31, 2001 for Class B shares, and the period March 15, 2001 through October 31, 2001 for Class C and Class F shares. These financial statements and per-share data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and per-share data and ratios based on our audits.

 We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per-share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and per-share data and ratios referred to above present fairly, in all material respects, the financial position of American Mutual Fund, Inc. as of October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended for Class A shares, and the period March 15, 2000 through October 31, 2000 and the year ended October 31, 2001 for Class B shares, and the period March 15, 2001 through October 31, 2001 for Class C and Class F shares, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Los Angeles, California
November 30, 2001

Tax Information (unaudited)

We are required to advise you within 60 days of the fund?s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

During the fiscal year ended October 31, 2001, the fund paid a long-term capital gain distribution of $424,843,000. The fund also designated as a capital gain distribution a portion of earnings and profits paid to shareholders in redemption of their shares.

Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, 71% of the dividends paid by the fund from net investment income represent qualifying dividends.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 9% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND?S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2002 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2001 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.



                                    PART C
                               OTHER INFORMATION
                           AMERICAN MUTUAL FUND, INC.

ITEM 23. EXHIBITS

(a) Articles Supplementary as filed with the State of Maryland on 1/18/02
(b) Previously filed (see Post-Effective Amendment No. 103 filed 12/29/97)
(c) Previously filed (see Post-Effective Amendment No. 109 filed 3/13/01)
(d) Previously filed (see Post-Effective Amendment No. 107 filed 3/10/00)
(e) Form of Amended and Restated Principal Underwriting Agreement
(f) None
(g) Previously filed (see Post-Effective Amendment No. 103 filed 12/29/97)
(h) Form of Amended and Restated Administrative Services Agreement; and
 Form of Amended Shareholder Services Agreement dated 7/1/01
(i) Legal opinion for Classes 529-A, 529-B, 529-C, 529-E and 529-F Shares
(j) Consent of Independent Auditors
(k) None
(l) None
(m) Forms of Plans of Distribution relating to Class 529-A, 529-B, 529-C, 529-E and 529-F shares
(n) Form of Amended and Restated Multiple Class Plan
(o) None
(p) Code of Ethics

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

 None

ITEM 25. INDEMNIFICATION

 Registrant is a joint-insured under an Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and ICI Mutual Insurance Company which insures its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

ITEM 25. INDEMNIFICATION (CONTINUED)

 Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he or she is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is established that: (i) the act or omission of the person was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

 Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible under the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors or a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection
(b).

 Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

 Article VII of the Articles of Incorporation of the Fund provides that "The Corporation shall indemnify (a) its directors to the full extent provided by the general laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures provided by such laws; (b) its officers to the same extent it shall indemnify its directors; and (c) its officers who are not directors to such further extent as shall be consistent with the law. The foregoing shall not limit the authority of the Corporation to indemnify other employees and agents consistent with the law."

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

 None

ITEM 27. PRINCIPAL UNDERWRITERS

 (a) American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)                 (1)                                               (2)                       (3)



       NAME AND PRINCIPAL                          POSITIONS AND             POSITIONS AND OFFICES
                                                   OFFICES

          BUSINESS ADDRESS                           WITH UNDERWRITER          WITH REGISTRANT



       David L. Abzug                              Vice President            None

       P.O. Box 2248

       Agoura Hills, CA 91376



       John A. Agar                                Vice President            None

       P.O. Box 7326

       Little Rock, AR 72207



       Robert B. Aprison                           Vice President            None

       2983 Bryn Wood Drive

       Madison, WI  53711



L      William W. Bagnard                          Vice President            None



       Steven L. Barnes                            Senior Vice               None
                                                   President

       7490 Clubhouse Road

       Suite 100

       Boulder, CO  80301



B      Carl R. Bauer                               Vice President            None



       Michelle A. Bergeron                        Senior Vice President     None

       4160 Gateswalk Drive

       Smyrna, GA 30080



       J. Walter Best, Jr.                         Regional Vice             None
                                                   President

       9013 Brentmeade Blvd.

       Brentwood, TN 37027



       Joseph T. Blair                             Senior Vice               None
                                                   President

       148 E. Shore Ave.

       Groton Long Point, CT 06340



       John A. Blanchard                           Vice President            None

       6421 Aberdeen Road

       Mission Hills, KS  66208



       Ian B. Bodell                               Senior Vice               None
                                                   President

       P.O. Box 1665

       Brentwood, TN  37024-1665



       Mick L. Brethower                           Senior Vice               None
                                                   President

       601 E. Whitestone Blvd.

       Building 6, Suite 115

       Cedar Park, TX 78613



       Alan Brown                                  Vice President            None

       4129 Laclede Avenue

       St. Louis, MO 63108



B      J. Peter Burns                              Vice President            None



       Cody Callaway                               Regional Vice             None
                                                   President

       803 South Desert Palm Place

       Broken Arrow, OK 74012



       Matthew Carlisle                            Regional Vice             None
                                                   President

       4500 Fairvista Drive

       Charlotte, NC 28269



       Damian Carroll                              Regional Vice             None
                                                   President

       40 Ten Acre Road

       New Britain, CT 06052



       Brian C. Casey                              Vice President            None

       8002 Greentree Road

       Bethesda, MD  20817



       Victor C. Cassato                           Senior Vice               None
                                                   President

       609 W. Littleton Blvd., Suite 310

       Littleton, CO  80120



       Christopher J. Cassin                       Senior Vice               None
                                                   President

       19 North Grant Street

       Hinsdale, IL  60521



       Denise M. Cassin                            Vice President            None

       1301 Stoney Creek Drive

       San Ramon, CA  94583



L      David Charlton                              Senior Vice               None
                                                   President



L      Larry P. Clemmensen                         Director                  None



L      Kevin G. Clifford                           Director, President       None
                                                   and Co-Chief

                                                   Executive Officer



H      Cheri Coleman                               Assistant Vice            None
                                                   President



       Ruth M. Collier                             Senior Vice               None
                                                   President

       29 Landsdowne Drive

       Larchmont, NY 10538



S      David Coolbaugh                             Vice President            None



       Carlo O. Cordasco                           Regional Vice             None
                                                   President

       101 Five Forks Lane

       Hampton, VA 23669



       Thomas E. Cournoyer                         Vice President            None

       2333 Granada Boulevard

       Coral Gables, FL  33134



       Douglas A. Critchell                        Senior Vice               None
                                                   President

       3521 Rittenhouse Street, N.W.

       Washington, D.C.  20015



       William F. Daugherty                        Regional Vice             None
                                                   President

       1216 Highlander Way

       Mechanicsburg, PA 17050



       Guy E. Decker                               Regional Vice             None
                                                   President

       2990 Topaz Lane

       Carmel, IN 46032



       Daniel J. Delianedis                        Vice President            None

       Edina Executive Plaza

       5200 Willson Road, Suite 150

       Edina, MN  55424



       James A. DePerno, Jr.                       Regional Vice             None
                                                   President

       91 Church Street

       East Aurora, NY 14052



L      Bruce DePriester                            Senior Vice               None
                                                   President



       Tom Dickson                                 Regional Vice             None
                                                   President

       108 Wilmington Court

       Southlake, TX 76092



       Michael A. DiLella                          Vice President            None

       P. O. Box 661

       Ramsey, NJ  07446



       G. Michael Dill                             Senior Vice               None
       505 E. Main Street                          President

       Jenks, OK  74037



       Kirk D. Dodge                               Senior Vice               None
                                                   President

       2627 Mission Street

       San Marino, CA  91108



       Peter J. Doran                              Director, Executive       None
                                                   Vice President

       100 Merrick Road, Suite 216W

       Rockville Centre, NY 11570



L      Michael J. Downer                           Secretary                 None



       Michael J. Dullaghan                        Regional Vice             None
                                                   President

       5040 Plantation Grove Lane

       Roanoke, VA 24012



S      J. Steven Duncan                            Senior Vice               None
                                                   President



       Robert W. Durbin                            Vice President            None

       74 Sunny Lane

       Tiffin, OH  44883



I      Lloyd G. Edwards                            Senior Vice               None
                                                   President



       Timothy L. Ellis                            Regional Vice             None
                                                   President

       1441 Canton Mart Road, Suite 9

       Jackson, MS 39211



       John R. Fodor                               Senior Vice               None
                                                   President

       15 Latisquama Road

       Southborough, MA  01772



       Daniel B. Frick                             Regional Vice             None
                                                   President

       845 Western Avenue

       Glen Ellyn, IL 60137



       Clyde E. Gardner                            Senior Vice               None
                                                   President

       Route 2, Box 3162

       Osage Beach, MO  65065



L      Linda Gardner                               Assistant Vice            None
                                                   President



B      Evelyn K. Glassford                         Vice President            None



       Jack E. Goldin                              Regional Vice             None
                                                   President

       7995 Northwest 20th Street

       Pembroke Pines, FL 33024



       Jeffrey J. Greiner                          Vice President            None

       12210 Taylor Road

       Plain City, OH  43064



L      Paul G. Haaga, Jr.                          Director                  None



B      Mariellen Hamann                            Vice President            None



       Derek S. Hansen                             Regional Vice             None
                                                   President

       13033 Ridgedale Drive, PMB 147
       Minnetonka, MN 55305



       David E. Harper                             Senior Vice               None
                                                   President

       150 Old Franklin School Road

       Pittstown, NJ 08867



H      Mary Pat Harris                             Vice President            None



       Steve Hipsley                               Regional Vice             None
                                                   President

       100 Kaydeross Park Road

       Saratoga Springs, NY 12866



       Ronald R. Hulsey                            Senior Vice               None
                                                   President

       6744 Avalon

       Dallas, TX  75214



       Robert S. Irish                             Vice President            None

       1225 Vista Del Mar Drive

       Delray Beach, FL  33483



       Michael J. Johnston                         Director                  None

       630 Fifth Avenue, 36th Floor

       New York, NY  10111



B      Damien M. Jordan                            Senior Vice               None
                                                   President



       John P. Keating                             Regional Vice             None
                                                   President

       2285 Eagle Harbor Parkway

       Orange Park, FL 32003



       Dorothy Klock                               Vice President            None

       555 Madison Avenue, 29th Floor

       New York, NY 10022



H      Dianne L. Koske                             Assistant Vice
                                                   President



       Andrew R. LeBlanc                           Regional Vice             None
                                                   President

       78 Eton Road

       Garden City, NY 11530



B      Karl A. Lewis                               Vice President            None



       T. Blake Liberty                            Vice President            None

       5506 East Mineral Lane

       Littleton, CO  80122



       Mark J. Lien                                Regional Vice             None
                                                   President

       1103 Tulip Tree Lane

       West Des Moines, IA 50266



L      Lorin E. Liesy                              Vice President            None



I      Kelle Lindenberg                            Assistant Vice            None
                                                   President



       Louis K. Linquata                           Regional Vice             None
                                                   President

       5214 Cass Street

       Omaha, NE 68132



LW     Robert W. Lovelace                          Director                  None



       Brendan T. Mahoney                          Regional Vice             None
                                                   President

       29 Harvard Drive

       Sudbury, MA 01776



       Stephen A. Malbasa                          Director, Senior          None
                                                   Vice President

       13405 Lake Shore Blvd.

       Cleveland, OH  44110



       Steven M. Markel                            Senior Vice               None
                                                   President

       5241 South Race Street

       Greenwood Village, CO  80121



L      J. Clifton Massar                           Director, Senior          None
                                                   Vice President



L      E. Lee McClennahan                          Senior Vice               None
                                                   President



       James R. McCrary                            Regional Vice             None
                                                   President

       28812 Crestridge

       Rancho Palos Verdes, CA 90275



L      Scott F. McIntyre                           Senior Vice               None
                                                   President



S      John V. McLaughlin                          Senior Vice               None
                                                   President



       Terry W. McNabb                             Vice President            None

       2002 Barrett Station Road

       St. Louis, MO  63131



       Scott Meade                                 Regional Vice             None
                                                   President

       P.O. Box 122

       Rye Beach, NH 03871



       Monty Moncrief                              Regional Vice             None
                                                   President

       55 Chandler Creek

       The Woodlands, TX 77381



       William E. Noe                              Vice President            None

       304 River Oaks Road

       Brentwood, TN  37027



       Peter A. Nyhus                              Vice President            None

       3084 Wilds Ridge Court

       Prior Lake, MN  55372



       Eric P. Olson                               Vice President            None

       62 Park Drive

       Glenview, IL  60025



       Jeffrey A. Olson                            Regional Vice             None
                                                   President

       930 S. Cowley Street, #305

       Spokane, WA 99202



       Gary A. Peace                               Regional Vice             None
                                                   President

       291 Kaanapali Drive

       Napa, CA 94558



       Samuel W. Perry                             Regional Vice             None
                                                   President

       4730 East Indian School Road

       Suite 120

       Phoenix, AZ 85018



       David K. Petzke                             Regional Vice             None
                                                   President

       4016 Saint Lucia Street

       Boulder, CO 80301



       Fredric Phillips                            Senior Vice               None
                                                   President

       175 Highland Avenue, 4th Floor

       Needham, MA  02494



B      Candance D. Pilgrim                         Assistant Vice            None
                                                   President



       Carl S. Platou                              Vice President            None

       7455 80th Place, S.E.

       Mercer Island, WA  98040



S      Richard P. Prior                            Vice President            None



       Mark S. Reischmann                          Regional Vice             None
                                                   President

       5485 East Mineral Lane

       Littleton, CO 80122



       Steven J. Reitman                           Senior Vice               None
                                                   President

       212 The Lane

       Hinsdale, IL  60521



       Brian A. Roberts                            Vice President            None

       425 South Pitt Street

       Alexandria, VA 22314



L      Julie D. Roth                               Vice President            None



L      James F. Rothenberg                         Director                  None



       Douglas F. Rowe                             Vice President            None

       414 Logan Ranch Road

       Georgetown, TX  78628



       Christopher S. Rowey                        Vice President            None

       10538 Cheviot Drive

       Los Angeles, CA  90064



H      Steve Rubin                                 Assistant Vice            None
                                                   President



       Dean B. Rydquist                            Senior Vice               None
                                                   President

       1080 Bay Pointe Crossing

       Alpharetta, GA  30005



       Richard R. Samson                           Senior Vice               None
                                                   President

       4604 Glencoe Avenue, #4

       Marina del Rey, CA  90292



       Paul V. Santoro                             Regional Vice             None
                                                   President

       17 Willow Street

       Boston, MA 02108



       Joseph D. Scarpitti                         Vice President            None

       31465 St. Andrews

       Westlake, OH  44145



       Shannon D. Schofield                        Regional Vice             None
                                                   President

       201 McIver Street

       Greenville, SC 29601



L      R. Michael Shanahan                         Director                  None



       Brad W. Short                               Regional Vice             None
                                                   President

       1601 Seal Way

       Seal Beach, CA 90740



       David W. Short                              Chairman of the           None
                                                   Board and

       1000 RIDC Plaza, Suite 212                  Co-Chief Executive
                                                   Officer

       Pittsburgh, PA 15238



       William P. Simon                            Senior Vice               None
                                                   President

       912 Castlehill Lane

       Devon, PA 19333



       Jerry L. Slater                             Regional Vice             None
                                                   President

       4152 42nd Avenue, NE

       Seattle, WA 98105



       Rodney G. Smith                             Senior Vice               None
                                                   President

       100 N. Central Expressway

       Suite 1214

       Richardson, TX  75080



S      Sherrie L. Snyder-Senft                     Vice President            None



       Anthony L. Soave                            Regional Vice President   None

       8831 Morning Mist Drive

       Clarkston, MI 48348



L      Therese L. Soullier                         Assistant Vice            None
                                                   President



       Nicholas D. Spadaccini                      Vice President            None

       855 Markley Woods Way

       Cincinnati, OH  45230



L      Kristen J. Spazafumo                        Assistant Vice            None
                                                   President



       Daniel S. Spradling                         Senior Vice               None
                                                   President

       181 Second Avenue

       Suite 228

       San Mateo, CA  94401



B      Raymond Stein                               Assistant Vice            None
                                                   President



LW     Eric H. Stern                               Director                  None



       Brad Stillwagon                             Regional Vice             None
                                                   President

       2438 Broadmeade Road

       Louisville, KY 40205



B      Max D. Stites                               Vice President            None



       Thomas A. Stout                             Vice President            None

       1004 Ditchley Road

       Virginia Beach, VA 23451



       Craig R. Strauser                           Vice President            None

       3 Dover Way

       Lake Oswego, OR  97034



       Francis N. Strazzeri                        Senior Vice               None
                                                   President

       3021 Kensington Trace

       Tarpon Springs, FL 34689



L      Lisa F. Swaiman                             Vice President            None



L      Drew W. Taylor                              Assistant Vice            None
                                                   President



       Gary J. Thoma                               Regional Vice             None
                                                   President

       21 White Cloud

       HCR 1 Box 172-A

       Keshena, WI 54135



       Cindy Thompson                              Regional Vice             None
                                                   President

       23412 Pacific Park Drive, #5C

       Aliso Viejo, CA 92656



L      James P. Toomey                             Vice President            None



I      Christopher E. Trede                        Vice President            None



       George F. Truesdail                         Senior Vice               None
                                                   President

       400 Abbotsford Court

       Charlotte, NC  28270



       Scott W. Ursin-Smith                        Vice President            None

       60 Reedland Woods Way

       Tiburon, CA  94920



       J. David Viale                              Regional Vice             None
                                                   President

       39 Old Course Drive

       Newport Beach, CA 92660



       Gerald J. Voss                              Regional Vice             None
                                                   President

       The Pines at Four Hills

       3900 S. Southeastern Ave., #110

       Sioux Falls, SD 57103



       Thomas E. Warren                            Vice President            None

       7347 Turnstone Road

       Sarasota, FL  34242



L      J. Kelly Webb                               Senior Vice               None
                                                   President,

                                                   Treasurer and
                                                   Controller



       Gregory J. Weimer                           Vice President            None

       206 Hardwood Drive

       Venetia, PA  15367



B      Timothy W. Weiss                            Director                  None



SF     Gregory W. Wendt                            Director                  None



       George J. Wenzel                            Regional Vice President   None

       251 Barden Road

       Bloomfield, MI 48304



H      J. D. Wiedmaier                             Assistant Vice            None
                                                   President



SF     N. Dexter Williams, Jr.                     Senior Vice               None
                                                   President



       Timothy J. Wilson                           Vice President            None

       113 Farmview Place

       Venetia, PA  15367



B      Laura L. Wimberly                           Vice President            None



H      Marshall D. Wingo                           Director, Senior          None
                                                   Vice President



L      Robert L. Winston                           Director, Senior          None
                                                   Vice President



       William R. Yost                             Senior Vice               None
                                                   President

       9320 Overlook Trail

       Eden Prairie, MN  55347



       Jonathan A. Young                           Regional Vice             None
                                                   President

       329 Downing Drive

       Chesapeake, VA 23322



       Scott D. Zambon                             Regional Vice             None
                                                   President

       2887 Player Lane

       Tustin Ranch, CA  92782


__________

L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

 Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, VA 23513.

 Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

ITEM 29. MANAGEMENT SERVICES

 None

ITEM 30. UNDERTAKINGS

 n/a

                            SIGNATURE OF REGISTRANT

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California on the 11/th/ day of February, 2002.

   AMERICAN MUTUAL FUND, INC.
   By  /s/ James K. Dunton
    (James K. Dunton, Chairman of the Board)

Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on February 11, 2002, by the following persons in the capacities indicated.

         SIGNATURE                                        TITLE

(1)      Chief Executive Officer:

          /s/ James K. Dunton                       Chairman of the Board

         (James K. Dunton)

(2)      Principal Financial Officer and Principal Accounting
         Officer:

         /s/ Sheryl F. Johnson                      Treasurer

         (Sheryl F. Johnson)

(3)      Directors:

         H. Frederick Christie*                     Director

         Mary Anne Dolan*                           Director

          /s/ James K. Dunton

         (James K. Dunton)                          Chairman of the Board

         Martin Fenton*                             Director

         Mary Myers Kaupilla*                       Director

         Bailey Morris-Eck*                         Director

          /s/ Robert G. O'Donnell                   President and Director

         (Robert G. O'Donnell)

         Kirk P. Pendleton*                         Director

         Olin C. Robison*                           Director

         Steven B. Sample*                          Director


 *By   /s/ Julie F. Williams
         (Julie F. Williams, Attorney-in-Fact)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

            /s/ Kristine M. Nishiyama
            (Kristine M. Nishiyama)